Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2012	Aug. 06, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	APPLIED INDUSTRIAL TECHNOLOGIES INC
Entity Central Index Key	0000109563
Current Fiscal Year End Date	--06-30
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding (actual number)		41,969,194
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,453,338,000

Statements of Consolidated Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Net Sales	$ 2,375,445	$ 2,212,849	$ 1,893,208
Cost of Sales	1,720,973	1,599,739	1,377,486
Gross profit	654,472	613,110	515,722
Selling, Distribution and Administrative, including depreciation	486,077	462,347	405,672
Operating Income	168,395	150,763	110,050
Interest Expense	457	2,081	5,738
Interest Income	(466)	(413)	(280)
Other Expense (Income), net	1,578	(3,793)	(425)
Income Before Income Taxes	166,826	152,888	105,017
Income Tax Expense	58,047	56,129	39,114
Net Income	$ 108,779	$ 96,759	$ 65,903
Net Income Per Share - Basic	$ 2.58	$ 2.28	$ 1.56
Net Income Per Share - Diluted	$ 2.54	$ 2.24	$ 1.54

Statements of Consolidated Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Net Income per the statements of consolidated income	$ 108,779	$ 96,759	$ 65,903
Other Comprehensive Income (Loss), before Tax [Abstract]
Foreign currency translation adjustments	(14,471)	10,011	2,950
Postemployment benefits [Abstract]
Actuarial loss on remeasurement	(5,028)	(930)	(3,860)
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs	1,123	2,214	1,781
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to the plan curtailment	8,860	0	0
Reclassification of prior service cost into SD&A expense upon plan curtailment	3,117	0	0
Unrealized loss on investment securities available for sale	(220)	(84)	(46)
Unrealized loss on cash flow hedges	0	(266)	(1,103)
Reclassification of interest from cash flow hedge into interest expense	0	316	1,408
Total of other comprehensive income (loss), before tax	(6,619)	11,261	1,130
Income tax expense (benefit) related to items of other comprehensive income	3,009	154	(671)
Other comprehensive income (loss), net of tax	(9,628)	11,107	1,801
Comprehensive income, net of tax	$ 99,151	$ 107,866	$ 67,704

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Current assets
Cash and cash equivalents	$ 78,442	$ 91,092
Accounts receivable, less allowances of $8,332 and $7,016	307,043	290,751
Inventories	228,506	204,066
Other current assets	51,771	33,005
Total current assets	665,762	618,914
Property - at cost
Land	10,245	10,428
Buildings	74,477	73,399
Equipment, including computers and software	147,004	129,117
Total Property - at cost	231,726	212,944
Less accumulated depreciation	148,623	143,930
Property - net	83,103	69,014
Intangibles, net	84,840	89,551
Goodwill	83,080	76,981
Deferred tax assets	26,424	43,447
Other assets	18,974	17,024
Total Assets	962,183	914,931
Current liabilities
Accounts payable	120,890	108,509
Compensation and related benefits	63,149	65,413
Other current liabilities	46,130	40,766
Total current liabilities	230,169	214,688
Postemployment benefits	39,750	47,730
Other liabilities	20,133	18,950
Total Liabilities	290,052	281,368
Shareholders' Equity
Preferred stock - no par value; 2,500 shares authorized; none issued or outstanding
Common stock - no par value; 80,000 shares authorized; 54,213 shares issued	10,000	10,000
Additional paid-in capital	150,070	148,307
Income retained for use in the business	743,360	668,421
Treasury shares - at cost (12,246 and 11,611 shares)	(226,730)	(198,224)
Accumulated other comprehensive income (loss)	(4,569)	5,059
Total Shareholders' Equity	672,131	633,563
Total Liabilities and Shareholders' Equity	$ 962,183	$ 914,931

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Current assets
Accounts receivable, allowances	$ 8,332	$ 7,016
Shareholders' Equity
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	2,500,000	2,500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	54,213,000	54,213,000
Treasury stock, shares	12,246,000	11,611,000

Statements of Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Cash Flows from Operating Activities
Net income	$ 108,779	$ 96,759	$ 65,903
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property	11,236	11,234	11,465
Amortization of intangibles	11,465	11,382	10,151
Amortization of stock appreciation rights and options	2,058	2,473	3,020
Deferred income taxes	8,641	4,784	2,408
Provision for losses on accounts receivable	3,915	2,029	2,508
Unrealized foreign exchange transaction losses (gains)	1,298	0	(4)
Other share-based compensation expense	4,592	3,379	2,361
Gain on sale of property	(627)	(765)	(198)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(22,748)	(36,271)	(48,578)
Inventories	(28,511)	(21,197)	83,497
Other operating assets	(14,735)	(11,185)	17,408
Accounts payable	14,157	12,926	13,566
Other operating liabilities	(9,098)	1,294	20,817
Net Cash provided by Operating Activities	90,422	76,842	184,324
Cash Flows from Investing Activities
Property purchases	(26,021)	(20,431)	(7,216)
Proceeds from property sales	1,258	1,326	532
Net cash paid for acquisition of businesses, net of cash acquired of $38 and $168 in 2012 and 2011, respectively	(14,671)	(30,504)	(100)
Other	0	1,722	0
Net Cash used in Investing Activities	(39,434)	(47,887)	(6,784)
Cash Flows from Financing Activities
Repayments under revolving credit facility	0	(50,000)	(5,000)
Long-term debt repayment	0	(25,000)	0
Settlements of cross-currency swap agreements	0	(12,752)	0
Purchases of treasury shares	(31,032)	(6,085)	(3,929)
Dividends paid	(33,800)	(29,751)	(25,416)
Excess tax benefits from share-based compensation	3,695	6,404	2,492
Exercise of stock options and appreciation rights	321	661	1,339
Net Cash used in Financing Activities	(60,816)	(116,523)	(30,514)
Effect of Exchange Rate Changes on Cash	(2,822)	2,883	1,109
(Decrease) increase in cash and cash equivalents	(12,650)	(84,685)	148,135
Cash and cash equivalents at beginning of year	91,092	175,777	27,642
Cash and Cash Equivalents at End of Year	78,442	91,092	175,777
Cash paid during the year for:
Income taxes	53,463	47,251	31,179
Interest	$ 672	$ 2,248	$ 5,195

Statements of Consolidated Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Investing Activities
Cash acquired from businesses acquisition	$ 38	$ 168

Statements of Consolidated Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Income Retained for Use in the Business	Treasury Shares-at Cost	Accumulated Other Comprehensive (Loss) Income
Beginning balance at Jun. 30, 2009	$ 508,102	$ 10,000	$ 136,895	$ 560,574	$ (191,518)	$ (7,849)
Beginning balance, shares at Jun. 30, 2009		42,284
Net income	65,903
Other comprehensive income (loss)	1,801					1,801
Cash dividends - $0.60, $0.70 and $0.80 per share for 2010, 2011 and 2012 respectively	(25,416)			(25,416)
Purchases of common stock for treasury	(3,929)				(3,929)
Purchases of common stock for treasury, shares		(160)
Treasury shares issued for:
Exercise of stock appreciation rights and options, shares		214
Exercise of stock appreciation rights and options	2,871		1,499		1,372
Deferred compensation plans	255		68		187
Deferred compensation plans, shares		11
Compensation expense -- stock appreciation rights and options	3,020		3,020
Other share-based compensation expense	2,106
Other share-based compensation expense			2,106
Other	(326)		403	(309)	(420)
Other, shares		(27)
Ending balance at Jun. 30, 2010	555,039	10,000	143,185	601,370	(193,468)	(6,048)
Ending balance, shares at Jun. 30, 2010		42,376
Net income	96,759
Other comprehensive income (loss)	11,107					11,107
Cash dividends - $0.60, $0.70 and $0.80 per share for 2010, 2011 and 2012 respectively	(29,751)			(29,751)
Purchases of common stock for treasury	(6,085)				(6,085)
Purchases of common stock for treasury, shares		(190)
Treasury shares issued for:
Exercise of stock appreciation rights and options, shares		379
Exercise of stock appreciation rights and options	597		(109)		706
Deferred compensation plans	221		102		119
Deferred compensation plans, shares		6
Compensation expense -- stock appreciation rights and options	2,473		2,473
Other share-based compensation expense	3,158		3,158
Other	(45)		502	(43)	(504)
Other, shares		(31)
Ending balance at Jun. 30, 2011	633,563	10,000	148,307	668,421	(198,224)	5,059
Ending balance, shares at Jun. 30, 2011		42,602
Net income	108,779
Other comprehensive income (loss)	(9,628)					(9,628)
Cash dividends - $0.60, $0.70 and $0.80 per share for 2010, 2011 and 2012 respectively	(33,800)			(33,800)
Purchases of common stock for treasury	(31,032)				(31,032)
Purchases of common stock for treasury, shares		(997)
Treasury shares issued for:
Exercise of stock appreciation rights and options, shares		250
Exercise of stock appreciation rights and options	(405)		(1,853)		1,448
Performance share awards, shares		91
Performance share awards	(1,950)		(2,664)		714
Deferred compensation plans	284		128		156
Deferred compensation plans, shares		9
Compensation expense -- stock appreciation rights and options	2,058		2,058
Other share-based compensation expense	4,308		4,308
Other	46		214	40	(208)
Other, shares		(12)
Ending balance at Jun. 30, 2012	$ 672,131	$ 10,000	$ 150,070	$ 743,360	$ (226,730)	$ (4,569)
Ending balance, shares at Jun. 30, 2012		41,967

Statements of Consolidated Shareholders' Equity Statements of Consolidated Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Cash dividends (usd per share)	$ 0.8	$ 0.7	$ 0.6

Business and Accounting Policies	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies
BUSINESS AND ACCOUNTING POLICIES
Business
Applied Industrial Technologies, Inc. and subsidiaries (the “Company” or “Applied”) is a leading industrial distributor serving Maintenance Repair Operations (MRO) and Original Equipment Manufacturing (OEM) customers in virtually every industry. In addition, Applied provides engineering, design and systems integration for industrial and fluid power applications, as well as customized mechanical, fabricated rubber and fluid power shop services. Applied also offers maintenance training and inventory management solutions that provide added value to its customers. Although the Company does not generally manufacture the products it sells, it does assemble and repair certain products and systems.
Consolidation
The consolidated financial statements include the accounts of Applied Industrial Technologies, Inc. and its subsidiaries. Intercompany transactions and balances have been eliminated in consolidation. The financial results of the Company’s Canadian and Mexican subsidiaries are included in the consolidated financial statements for the twelve months ended May 31.
Statements of Consolidated Comprehensive Income
Accounting Standards Codification (ASC) Topic 220 "Comprehensive Income" requires the reporting of comprehensive income in addition to net income. Effective for fiscal 2012 and retrospective for fiscal 2011 and 2010, the Company has elected to include a statement of consolidated comprehensive income as part of its basic consolidated financial statements. Prior to inclusion of the statement of consolidated comprehensive income, comprehensive income, other comprehensive income and the components of other comprehensive income were reported as part of the statement of consolidated shareholders' equity.
Foreign Currency
The financial statements of the Company’s Canadian and Mexican subsidiaries are measured using local currencies as their functional currencies. Assets and liabilities are translated into U.S. dollars at current exchange rates, while income and expenses are translated at average exchange rates. Translation gains and losses are reported in other comprehensive income (loss) in the statements of consolidated comprehensive income. Gains and losses resulting from transactions denominated in foreign currencies are included in the statements of consolidated income as a component of other expense (income), net.
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the period. Actual results may differ from the estimates and assumptions used in preparing the consolidated financial statements.
Cash and Cash Equivalents
The Company considers all short-term, highly liquid investments with maturities of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents are carried at cost, which approximates fair value.
Marketable Securities
The primary marketable security investments of the Company include money market and mutual funds held in a rabbi trust for a non-qualified compensation plan. These are included in other assets in the consolidated balance sheets, are classified as trading securities, and reported at fair value based on quoted market prices. Unrealized gains and losses are recorded in other expense (income), net in the statements of consolidated income and reflect changes in the fair value of the investments during the period.
Concentration of Credit Risk
The Company has a broad customer base representing many diverse industries primarily across North America. As such, the Company does not believe that a significant concentration of credit risk exists in its accounts receivable.
The Company’s cash and cash equivalents consists of deposits with commercial banks. While Applied monitors the creditworthiness of these commercial banks and institutions, a crisis in the U.S., Canadian or Mexican financial systems could limit access to funds and/or result in the loss of principal. The terms of these deposits and investments provide that all monies are available to the Company upon demand.
Allowances for Doubtful Accounts
The Company evaluates the collectibility of trade accounts receivable based on a combination of factors. Initially, the Company estimates an allowance for doubtful accounts as a percentage of net sales based on historical bad debt experience. This initial estimate is adjusted based on recent trends of customers and industries estimated to be greater credit risks, trends within the entire customer pool and changes in the overall aging of accounts receivable. Accounts are written off against the allowance when it becomes evident collection will not occur. While the Company has a large customer base that is geographically dispersed, a general economic downturn in any of the industry segments in which the Company operates could result in higher than expected defaults, and therefore, the need to revise estimates for bad debts.
Inventories
Inventories are valued at the lower of cost or market, using the last-in, first-out (LIFO) method for U.S. inventories and the average cost method for foreign inventories. The Company adopted the link chain dollar value LIFO method of accounting for U.S. inventories in fiscal 1974. At June 30, 2012, approximately 37% of the Company’s domestic inventory dollars relate to LIFO layers added in the 1970s. The Company maintains five LIFO pools based on the following product groupings: bearings, power transmission products, rubber products, fluid power products and other products. LIFO layers and/or liquidations are determined consistently year-to-year.
The Company evaluates the recoverability of its slow moving or obsolete inventories at least quarterly. The Company estimates the recoverable cost of such inventory by product type while considering factors such as its age, historic and current demand trends, the physical condition of the inventory as well as assumptions regarding future demand. The Company’s ability to recover its cost for slow moving or obsolete inventory can be affected by such factors as general market conditions, future customer demand and relationships with suppliers. Historically, the Company’s inventories have demonstrated long shelf lives, are not highly susceptible to obsolescence and are eligible for return under various supplier return programs.
Supplier Purchasing Programs
The Company enters into agreements with certain suppliers providing for inventory purchase incentives. The Company’s inventory purchase incentive arrangements are unique to each supplier and are generally annual programs ending at either the Company’s fiscal year end or the supplier’s year end. Incentives are received in the form of cash or credits against purchases upon attainment of specified purchase volumes and are received monthly, quarterly or annually. The incentives are generally a specified percentage of the Company’s net purchases based upon achieving specific purchasing volume levels. These percentages can increase or decrease based on changes in the volume of purchases. The Company accrues for the receipt of these inventory purchase incentives based upon cumulative purchases of inventory. The percentage level utilized is based upon the estimated total volume of purchases expected during the life of the program. Supplier programs are analyzed each quarter to determine the appropriateness of the amount of purchase incentives accrued. Upon program completion, differences between estimates and actual incentives subsequently received have not been material. Benefits under these supplier purchasing programs are recognized under the Company’s LIFO inventory accounting method as a reduction of cost of sales when the inventories representing these purchases are recorded as cost of sales. Accrued incentives expected to be settled as a credit against purchases are reported on the consolidated balance sheet as an offset to amounts due to the related supplier.
Property and Related Depreciation and Amortization
Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets and is included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Buildings, building improvements and leasehold improvements are depreciated over ten to thirty years or the life of the lease if a shorter period, and equipment is depreciated over three to eight years. The Company capitalizes internal use software development costs in accordance with guidance on accounting for costs of computer software developed or obtained for internal use. Amortization of software begins when it is ready for its intended use, and is amortized on a straight-line basis over the estimated useful life of the software, generally not to exceed twelve years. Capitalized software and hardware costs are classified as property on the consolidated balance sheets. The carrying values of property and equipment are reviewed for impairment when events or changes in circumstances indicate that the recorded value cannot be recovered from undiscounted future cash flows. Impairment losses, if any, would be measured based upon the difference between the carrying amount and the fair value of the assets.
Goodwill and Intangible Assets
Goodwill is recognized as the excess cost of an acquired entity over the net amount assigned to assets acquired and liabilities assumed. Goodwill is not amortized. Goodwill is reviewed for impairment annually as of January 1 or whenever changes in conditions indicate an evaluation should be completed. These conditions could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. The Company utilizes discounted cash flow models and market multiples for comparable businesses to determine the fair value of reporting units. Evaluating impairment requires significant judgment by management, including estimated future operating results, estimated future cash flows, the long-term rate of growth of the business, and determination of an appropriate discount rate. While the Company uses available information to prepare the estimates and evaluations, actual results could differ significantly.
The Company recognizes acquired intangible assets such as customer relationships, trade names, vendor relationships, and non-competition agreements apart from goodwill. Customer relationship intangibles are amortized using the sum-of-the-years-digits method over estimated useful lives consistent with assumptions used in the determination of their value. Amortization of all other finite-lived intangible assets is computed using the straight-line method over the estimated period of benefit. The Company also maintains intangible assets with indefinite lives which are not amortized. Amortization of intangible assets is included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Intangible assets with finite lives are reviewed for impairment when changes in conditions indicate carrying value may not be recoverable. Intangible assets with indefinite lives are reviewed for impairment on an annual basis or whenever changes in conditions indicate an evaluation should be completed.
Self-Insurance Liabilities
The Company maintains business insurance programs with significant self-insured retention covering workers’ compensation, business, automobile, general product liability and other claims. The Company accrues estimated losses including those incurred but not reported using actuarial calculations, models and assumptions based on historical loss experience. The Company maintains a self-insured health benefits plan, which provides medical benefits to U.S. based employees electing coverage under the plan. The Company estimates its reserve for all unpaid medical claims including those incurred but not reported based on historical experience, adjusted as necessary based upon management’s reasoned judgment.
Revenue Recognition
Sales are recognized when the sales price is fixed, collectibility is reasonably assured and the product’s title and risk of loss is transferred to the customer. Typically, these conditions are met when the product is shipped to the customer. The Company charges shipping and handling fees when products are shipped or delivered to a customer, and includes such amounts in net sales. The Company reports its sales net of actual sales returns and the amount of reserves established for anticipated sales returns based on historical rates. Sales tax collected from customers is excluded from net sales in the accompanying statements of consolidated income.
Shipping and Handling Costs
The Company records freight payments to third parties in cost of sales and internal delivery costs in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Internal delivery costs in selling, distribution and administrative expenses were approximately $15,500, $15,400 and $14,400 for the fiscal years ended June 30, 2012, 2011 and 2010, respectively.
Income Taxes
Income taxes are determined based upon income and expenses recorded for financial reporting purposes. Deferred income taxes are recorded for estimated future tax effects of differences between the bases of assets and liabilities for financial reporting and income tax purposes, giving consideration to enacted tax laws. Uncertain tax positions meeting a more-likely-than-not recognition threshold are recognized in accordance with the Income Taxes topic of the ASC. The Company recognizes accrued interest and penalties related to unrecognized income tax benefits in the provision for income taxes.
Share-Based Compensation
Following approval by the Company's shareholders in October 2011, the 2011 Long-Term Performance Plan (the "2011 Plan") replaced the 2007 Long-Term Performance Plan (the "2007 Plan"). Share-based compensation represents the cost related to share-based awards granted to associates under either the 2011 Plan or the 2007 Plan. The Company measures share-based compensation cost at grant date, based on the estimated fair value of the award and recognizes the cost over the requisite service period. Non-qualified stock appreciation rights (SARs) and stock options are granted with an exercise price equal to the closing market price of the Company’s common stock at the date of grant and the fair values are determined using a Black-Scholes option pricing model, which incorporates assumptions regarding the expected volatility, the expected option life, the risk-free interest rate and the expected dividend yield. SARs and stock option awards generally vest over four years of continuous service and have ten-year contractual terms. The fair value of restricted stock awards, restricted stock units (RSUs), and performance shares are based on the closing market price of Company common stock on the grant date.
Treasury Shares
Shares of common stock repurchased by the Company are recorded at cost as treasury shares and result in a reduction of shareholders’ equity in the consolidated balance sheets. The Company uses the weighted-average cost method for determining the cost of shares reissued. The difference between the cost of the shares and the reissuance price is added to or deducted from additional paid-in capital.
New Accounting Pronouncement
In December 2011, the Financial Accounting Standards Board (FASB) issued authoritative guidance on the offsetting of assets and liabilities, which is effective for the Company on July 1, 2013. The guidance requires additional disclosures regarding offsetting arrangements in accordance with ASC 210-20-45 to enable financial statement users to understand the effect of these arrangements on a company's financial position. The Company is currently evaluating the effect the adoption of the guidance will have on its disclosures.

Business Combinations	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS
The Company acquired the following distributors to complement and extend its business over a broader geographic area. Results of operations for the acquired businesses are part of the Service Center Based Distribution segment. The results of operations for these acquisitions are not material for any year presented. Results of operations of acquired businesses are included in the accompanying consolidated financial statements from their respective acquisition dates based on the Company’s consolidation policy.
Fiscal 2012 Acquisitions
In February 2012, the Company acquired Solutions Industrielles Chicoutimi, which provides bearings, power transmission products and repair services and Spécialités Industrielles Harvey, which distributes bearings and power transmission products, plus hydraulic, pneumatic and electrical components. In August 2011, the Company acquired Chaines-Plus, a distributor of bearings, power transmission and related products. These distributors are all located in Quebec, Canada.
Fiscal 2011 Acquisitions
In May 2011, the Company acquired Gulf Coast Bearing & Supply Co., a full line bearing and power transmission distributor, located in the U.S. In July 2010, the Company acquired UZ Engineered Products, a distributor of industrial supply products for maintenance, repair, and operational needs, in the government and commercial sectors, throughout the U.S. and Canada. In August 2010, the Company acquired SCS Supply Group, a distributor of bearings, power transmission components, electrical components, fluid power products and industrial supplies located in Ontario, Canada.

Inventories	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES
Inventories consist of the following:

June 30,	2012	2011
U.S. inventories at current cost	$302,465	$280,875
Foreign inventories at average cost	70,797	60,837
	373,262	341,712
Less: Excess of current cost over LIFO cost for U.S. inventories	144,756	137,646
Inventories on consolidated balance sheets	$228,506	$204,066

Overall LIFO expense increased cost of goods sold by $7,100 for fiscal 2012. This amount is net of $3,400 of LIFO layer liquidation benefits.
In fiscal 2011 and 2010, reductions in U.S. inventories, primarily in the bearings pool, resulted in the liquidation of LIFO inventory quantities carried at lower costs prevailing in prior years. As a result, LIFO benefits reduced cost of goods sold by $5,300 and $23,500 in fiscal 2011 and 2010, respectively. The LIFO reserves were reduced by the same amounts. If inventory levels had remained constant with the prior year’s levels, instead of recording these benefits, the Company would have recorded LIFO expense of $7,000 and $19,200 in fiscal 2011 and 2010, respectively. Therefore, the overall impact of LIFO layer liquidations increased gross profit by $12,300 and $42,700 in fiscal 2011 and 2010, respectively.

Goodwill and Intangibles	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLES
GOODWILL AND INTANGIBLES
The changes in the carrying amount of goodwill for the Service Center Based Distribution segment for the years ended June 30, 2012 and 2011 are as follows:

Balance at July 1, 2010	$63,405
Goodwill acquired during the year	11,700
Other, primarily currency translation	1,876
Balance at June 30, 2011	76,981
Goodwill acquired during the year	8,403
Other, primarily currency translation	(2,304)
Balance at June 30, 2012	$83,080

At June 30, 2012, accumulated goodwill impairment losses subsequent to fiscal year 2002, totaled $36,605 and related to the Fluid Power Businesses segment.
Intangibles consist of the following:

June 30, 2012	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$84,249	$29,905	$54,344
Trade names	25,677	7,428	18,249
Vendor relationships	13,605	4,500	9,105
Non-competition agreements	4,740	2,888	1,852
Total Finite-Lived Intangibles	128,271	44,721	83,550
Indefinite-Lived Trade Name	1,290		1,290
Total Intangibles	$129,561	$44,721	$84,840

June 30, 2011	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$78,084	$23,111	$54,973
Trade names	25,944	5,666	20,278
Vendor relationships	14,211	3,696	10,515
Non-competition agreements	5,127	2,632	2,495
Total Finite-Lived Intangibles	123,366	35,105	88,261
Indefinite-Lived Trade Name	1,290		1,290
Total Intangibles	$124,656	$35,105	$89,551

Amounts include the impact of foreign currency translation. Fully amortized amounts are written off.

During 2012, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Customer relationships	$7,810	15 years
Trade names	270	2 years
Non-competition agreements	435	2 years
Total Intangibles Acquired	$8,515	14 years

Amortization of intangibles totaled $11,465, $11,382 and $10,151 in fiscal 2012, 2011 and 2010, respectively, and is included in selling, distribution and administrative expenses in the statements of consolidated income. Amortization expense based on the Company’s intangible assets as of June 30, 2012 is estimated to be $11,200 for 2013, $9,800 for 2014, $8,900 for 2015, $8,200 for 2016 and $7,600 for 2017.

Debt	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
DEBT
DEBT
The Company had no outstanding borrowings as of June 30, 2012 or June 30, 2011.
The Company has a revolving credit facility with a group of banks expiring in May 2017. This agreement provides for unsecured borrowings of up to $150,000. Fees on this facility range from 0.09% to 0.175% per year based upon the Company's leverage ratio at each quarter end. Borrowings under this agreement carry variable interest rates tied to either LIBOR, prime, or the bank’s cost of funds at the Company’s discretion. Unused lines under this facility, net of outstanding letters of credit of $6,854 to secure certain insurance obligations, totaled $143,146 at June 30, 2012 and are available to fund future acquisitions or other capital and operating requirements.
The Company has an agreement with Prudential Insurance Company for an uncommitted shelf facility that enables the Company to borrow up to $100,000 in additional long-term financing with terms of up to fifteen years. The agreement expires in February 2013. There were no borrowings under this agreement at June 30, 2012 or June 30, 2011.
The revolving credit facility and uncommitted shelf facility contain restrictive covenants regarding liquidity, net worth, financial ratios, and other covenants. At June 30, 2012, the most restrictive of these covenants required that the Company have consolidated income before interest, taxes, depreciation and amortization at least equal to 300% of net interest expense. At June 30, 2012, the Company was in compliance with all covenants.

Fair Value Measurements	12 Months Ended
Jun. 30, 2012
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
Marketable securities measured at fair value at June 30, 2012 and June 30, 2011 totaled $10,322 and $10,881, respectively. These marketable securities are held in a rabbi trust for a non-qualified deferred compensation plan. The marketable securities are included in other assets on the consolidated balance sheets and their fair values were derived using quoted market prices (Level 1 in the fair value hierarchy).

Income Taxes	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
Income Before Income Taxes
The components of income before income taxes are as follows:

Year Ended June 30,	2012	2011	2010
U.S.	$137,667	$127,567	$91,932
Foreign	29,159	25,321	13,085
Total income before income taxes	$166,826	$152,888	$105,017

Provision
The provision (benefit) for income taxes consists of:

Year Ended June 30,	2012	2011	2010
Current:
Federal	$36,178	$36,799	$28,342
State and local	5,522	6,208	4,123
Foreign	7,706	8,338	4,241
Total current	49,406	51,345	36,706
Deferred:
Federal	8,577	5,648	1,880
State and local	503	169	(311)
Foreign	(439)	(1,033)	839
Total deferred	8,641	4,784	2,408
Total	$58,047	$56,129	$39,114

The exercise of non-qualified stock appreciation rights and options during fiscal 2012, 2011 and 2010 resulted in $2,725, $6,003 and $1,466, respectively, of income tax benefits to the Company derived from the difference between the market price at the date of exercise and the option price. Vesting of stock awards and other stock compensation in fiscal 2012, 2011 and 2010 resulted in $970, $401 and $1,026, respectively, of incremental income tax benefits over the amounts previously reported for financial reporting purposes. These tax benefits were recorded in additional paid-in capital.
Effective Tax Rates
The following reconciles the federal statutory income tax rate and the Company’s effective income tax rate:

Year Ended June 30,	2012	2011	2010
Statutory income tax rate	35.0%	35.0%	35.0%
Effects of:
State and local taxes	2.5%	2.8%	2.2%
U.S. tax on foreign income, net	—	1.8%	—
Valuation allowance	—	(0.6)%	0.8%
Foreign income taxes	(1.8)%	(1.0)%	0.5%
Deductible dividend	(0.5)%	(0.5)%	(0.7)%
Other, net	(0.4)%	(0.8)%	(0.6)%
Effective income tax rate	34.8%	36.7%	37.2%

Consolidated Balance Sheets
Significant components of the Company’s net deferred tax assets are as follows:

June 30,	2012	2011
Deferred tax assets:
Compensation liabilities not currently deductible	$37,341	$36,746
Expenses and reserves not currently deductible	6,151	5,498
Goodwill and intangibles	6,518	9,075
Net operating loss carryforwards (expiring in years 2015-2027)	444	432
Foreign tax credits (expiring in years 2020 and 2022)	4,092	4,090
Other	480	677
Total deferred tax assets	55,026	56,518
Less: Valuation allowance	(157)	(158)
Deferred tax assets, net of valuation allowance	54,869	56,360
Deferred tax liabilities:
Inventories	(6,021)	(4,755)
Unremitted foreign earnings	(2,804)	(2,804)
Depreciation and differences in property bases	(11,602)	(2,062)
Total deferred tax liabilities	(20,427)	(9,621)
Net deferred tax assets	$34,442	$46,739
The net deferred tax asset is classified as follows:
Other current assets	$12,189	$5,510
Deferred tax assets (long-term)	26,424	43,447
Other liabilities	(4,171)	(2,218)
Net deferred tax assets	$34,442	$46,739

Valuation allowances are provided against deferred tax assets where it is considered more-likely-than-not that the Company will not realize the benefit of such assets. The remaining net deferred tax asset is the amount management believes is more-likely-than-not of being realized. The realization of these deferred tax assets can be impacted by changes to tax laws, statutory rates and future income levels.
U.S. federal income taxes are provided on the portion of non-U.S. subsidiaries income that is not considered to be permanently reinvested outside the U.S. and may be remitted to the U.S. At June 30, 2012, undistributed earnings of non-U.S. subsidiaries considered to be permanently reinvested and for which no U.S. tax has been provided totaled approximately $79,800. Determination of the net amount of the unrecognized tax liability with respect to these earnings is not practicable; however, foreign tax credits would be available to partially reduce U.S. income taxes in the event of a distribution. Undistributed earnings of non-U.S. subsidiaries not considered permanently reinvested totaled approximately $13,600. U.S. taxes totaling $2,804 have been accrued on these earnings.
Unrecognized Income Tax Benefits
The Company and its subsidiaries file income tax returns in U.S. federal, various state, local and foreign jurisdictions. The following is a reconciliation of the Company’s total gross unrecognized income tax benefits:

Year Ended June 30,	2012	2011	2010
Unrecognized Income Tax Benefits at beginning of the year	$1,181	$1,842	$1,860
Current year tax positions	331	153	130
Prior year tax positions	398	50	46
Expirations of statutes of limitations	(371)	(273)	(194)
Settlements	—	(591)	—
Unrecognized Income Tax Benefits at end of year	$1,539	$1,181	$1,842

Included in the balance of unrecognized income tax benefits at June 30, 2012, 2011 and 2010 are $1,221, $659 and $988, respectively, of income tax benefits that, if recognized, would affect the effective income tax rate.
During 2012, 2011 and 2010, the Company recognized $(95), $(22) and $22, respectively, for interest and penalties related to unrecognized income tax benefits in its statements of consolidated income. The Company had a liability for penalties and interest of $430 and $525 as of June 30, 2012 and 2011, respectively. The Company does not anticipate a significant change to the total amount of unrecognized income tax benefits within the next twelve months.
The Company is subject to U.S. federal income tax examinations for the tax years 2009 through 2012 and to state and local income tax examinations for the tax years 2008 through 2012. In addition, the Company is subject to foreign income tax examinations for the tax years 2005 through 2012.
The Company’s unrecognized income tax benefits are included in other liabilities in the consolidated balance sheets since payment of cash is not expected within one year.

Shareholders' Equity	12 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY
Treasury Shares
At June 30, 2012, 596 shares of the Company’s common stock held as treasury shares were restricted as collateral under escrow arrangements relating to change in control and director and officer indemnification agreements.
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) is comprised of the following:

June 30,	2012	2011
Postemployment liability, net of income taxes of $(3,899) and $(6,990)	$(6,229)	$(11,212)
Foreign currency translation	1,718	16,189
Unrealized gains on investment securities available for sale, net of income taxes of $(32) and $48	(58)	82
Total accumulated other comprehensive income (loss)	$(4,569)	$5,059

Other Comprehensive Income (Loss)
Details of other comprehensive income (loss) are as follows:

Year Ended June 30,	2012			2011			2010
	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount
Foreign currency translation adjustments	$(14,471)	$—	$(14,471)	$10,011	$(264)	$10,275	$2,950	$(32)	$2,982
Postemployment benefits:
Actuarial loss on remeasurement	(5,028)	(1,954)	(3,074)	(930)	(435)	(495)	(3,860)	(1,467)	(2,393)
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs	1,123	432	691	2,214	850	1,364	1,781	677	1,104
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to a plan curtailment	8,860	3,411	5,449	—	—	—	—	—	—
Reclassification of prior service cost into SD&A expense upon plan curtailment	3,117	1,200	1,917	—	—	—	—	—	—
Unrealized loss on investment securities available for sale	(220)	(80)	(140)	(84)	(31)	(53)	(46)	(19)	(27)
Unrealized loss on cash flow hedges	—	—	—	(266)	(82)	(184)	(1,103)	(365)	(738)
Reclassification of interest from cash flow hedge into interest expense	—	—	—	316	116	200	1,408	535	873
Other comprehensive income (loss)	$(6,619)	$3,009	$(9,628)	$11,261	$154	$11,107	$1,130	$(671)	$1,801

Net Income Per Share
The following is a computation of basic and diluted earnings per share:

Year Ended June 30,	2012	2011	2010
Net Income	$108,779	$96,759	$65,903
Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,139	42,433	42,312
Dilutive effect of potential common shares	684	821	549
Weighted-average common shares outstanding for dilutive computation	42,823	43,254	42,861
Net Income Per Share — Basic	$2.58	$2.28	$1.56
Net Income Per Share — Diluted	$2.54	$2.24	$1.54

Stock appreciation rights and options relating to the acquisition of 140, 176 and 1,034 shares of common stock were outstanding at June 30, 2012, 2011 and 2010, respectively, but were not included in the computation of diluted earnings per share for the fiscal years then ended as they were anti-dilutive.

Share - Based Compensation	12 Months Ended
Jun. 30, 2012
Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
Share-Based Incentive Plans
Following approval by the Company's shareholders in October 2011, the 2011 Long-Term Performance Plan (the "2011 Plan") replaced the 2007 Long-Term Performance Plan. The 2011 Plan, which expires in 2016, provides for granting of SARs, stock options, stock awards, cash awards, and such other awards or combination thereof as the Executive Organization and Compensation Committee or the Corporate Governance Committee of the Board of Directors (the Committee) may determine to officers, other key associates and members of the Board of Directors. Grants are generally made by the Committee at regularly scheduled meetings. Compensation costs charged to expense under award programs paid (or to be paid) with shares (including SARs, stock options, performance shares, restricted stock, and RSUs) are summarized in the table below:

Year Ended June 30,	2012	2011	2010
SARs and options	$2,058	$2,473	$3,020
Performance shares	1,983	1,705	1,076
Restricted stock and RSUs	2,325	1,453	1,029
Total compensation costs under award programs	$6,366	$5,631	$5,125

Such amounts are included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. It has been the practice of the Company to issue shares from treasury to satisfy requirements of awards paid with shares. The aggregate unrecognized compensation cost for share-based award programs paid (or with the potential to be paid) at June 30, 2012 is $7,434. Cost of these programs will be recognized as expense over the weighted-average remaining vesting period of 2.1 years. The aggregate number of shares of common stock which may be awarded under the 2011 Plan is 2,000; shares available for future grants at June 30, 2012 were 1,959.
Stock Appreciation Rights and Stock Options
The weighted-average assumptions used for SARs and stock option grants issued in fiscal 2012, 2011 and 2010 are:

	2012	2011	2010
Expected life, in years	5.6	5.1	5.5
Risk free interest rate	1.1%	1.6%	2.4%
Dividend yield	2.5%	2.5%	2.5%
Volatility	44.2%	46.2%	52.2%
Per share fair value of SARs and stock options granted during the year	$9.88	$9.78	$8.45

The expected life is based upon historical exercise experience of the officers, other key associates and members of the Board of Directors. The risk free interest rate is based upon U.S. Treasury zero-coupon bonds with remaining terms equal to the expected life of the SARs and stock options. The assumed dividend yield has been estimated based upon the Company’s historical results and expectations for changes in dividends and stock prices. The volatility assumption is calculated based upon historical daily price observations of the Company’s common stock for a period equal to the expected life.
SARs are redeemable solely in Company common stock. The exercise price of stock option awards may be settled by the holder with cash or by tendering Company common stock.
A summary of SARs and stock options activity is presented below:

Year Ended June 30, 2012	Shares	Weighted-Average Exercise Price
(Share amounts in thousands)
Outstanding, beginning of year	1,804	$22.68
Granted	246	30.14
Exercised	(802)	21.83
Forfeited	(20)	25.94
Outstanding, end of year	1,228	$24.68
Exercisable at end of year	794	$23.37

The weighted-average remaining contractual terms for SARs and stock options outstanding and exercisable at June 30, 2012 were 6.0 and 4.8 years, respectively. The aggregate intrinsic values of SARs and stock options outstanding and exercisable at June 30, 2012 were $15,023 and $10,775, respectively. The aggregate intrinsic value of the SARs and stock options exercised during fiscal 2012, 2011 and 2010 was $13,747, $18,526 and $5,157, respectively.
As of June 30, 2012, unrecognized compensation cost related to SARs and stock options amounted to $1,951. That cost is expected to be recognized over a weighted-average period of 2.4 years. The total fair value of shares vested during fiscal 2012, 2011 and 2010 was $4,266, $2,645 and $2,673, respectively.
Performance Shares
Performance shares are intended to provide incentives to achieve three-year goals. Performance shares pay out in shares of Applied stock at the end of a three-year period provided the Company achieves the established goals. The number of Applied shares payable will vary depending on the level of the goal achieved.
A summary of nonvested performance shares activity at June 30, 2012 is presented below:

Year Ended June 30, 2012	Shares	Weighted-Average Grant-Date Fair Value
(Share amounts in thousands)
Nonvested, beginning of year	222	$23.23
Granted	31	28.34
Forfeitures	(47)	27.15
Vested	(144)	20.67
Nonvested, end of year	62	$28.80

The Committee set three one-year goals for the 2012 and 2011 grants tied to the Company’s earnings before interest, tax, depreciation, and amortization (EBITDA) and after-tax return on assets (ROA). Each fiscal year during the three-year term has its own separate goals. Achievement during any particular fiscal year is “banked” for payout at the end of the three-year term.
As of June 30, 2012, the potential shares to be banked in future periods was 62. Unrecognized compensation cost relating to these shares has the potential to reach $1,812 and would be recognized in expense over the weighted-average remaining vesting period of 1.7 years.
Restricted Stock and Restricted Stock Units
Restricted stock award recipients are entitled to receive dividends on, and have voting rights with respect to their respective shares, but are restricted from selling or transferring the shares prior to vesting. Restricted stock awards vest over periods of one to four years. RSUs are grants valued in shares of Applied stock, but shares are not issued until the grants vest three years from the award date, assuming continued employment with Applied. RSUs vest on a pro rata basis upon retirement during the three-year term. Applied pays dividend equivalents on RSUs on a current basis.
A summary of the status of the Company’s nonvested restricted stock and RSUs at June 30, 2012 is presented below:

Year Ended June 30, 2012	Shares	Weighted-Average Grant-Date Fair Value
(Share amounts in thousands)
Nonvested, beginning of year	162	$25.97
Granted	135	31.58
Forfeitures	(31)	27.30
Vested	(15)	31.42
Nonvested, end of year	251	$28.50

Unrecognized compensation cost related to unvested restricted stock awards and RSUs aggregated $3,670 at June 30, 2012, and is expected to be recognized over the weighted-average remaining vesting period of 2.1 years.
Performance Grants
In fiscal 2009 and 2008, the Executive Organization and Compensation Committee made annual awards of three-year performance grants to key officers. A target payout was established at the beginning of each three-year performance period. The actual payout at the end of the period is calculated based upon the Company’s achievement of sales growth, return on sales, and total shareholder return targets. All performance periods had expired by June 30, 2011. During fiscal 2011 and 2010, the Company recorded $1,020 and $(231), respectively, of compensation expense (income) for achievement relative to the total shareholder return-based goals of the Company’s performance grants. The liability at June 30, 2011 was $1,558; this was paid in fiscal 2012.

Benefit Plans	12 Months Ended
Jun. 30, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
BENEFIT PLANS
BENEFIT PLANS
Retirement Savings Plan
Substantially all U.S. associates participate in the Applied Industrial Technologies, Inc. Retirement Savings Plan. Participants may elect to contribute up to 50% of their compensation, subject to Internal Revenue Code maximums. The Company makes a discretionary profit-sharing contribution to the Retirement Savings Plan generally based upon a percentage of the Company’s U.S. income before income taxes and before the amount of the contribution (5% for fiscal 2012, 2011 and 2010). The Company partially matches 401(k) contributions by participants; this match was suspended from January 1, 2009 to June 30, 2010. The Company’s expense for profit sharing and matching of associates’ 401(k) contributions was $10,866, $11,251 and $4,891 during fiscal 2012, 2011 and 2010, respectively.
Deferred Compensation Plans
The Company has deferred compensation plans that enable certain associates of the Company to defer receipt of a portion of their compensation and non-employee directors to defer receipt of director fees. The Company funds these deferred compensation liabilities by making contributions to rabbi trusts. Assets held in these rabbi trusts consist of investments in money market and mutual funds and Company common stock.
Postemployment Benefit Plans
The Company provides the following postemployment benefits which, except for the Qualified Defined Benefit Retirement Plan, are unfunded:
Supplemental Executive Retirement Benefits Plan
The Company has a non-qualified pension plan to provide supplemental retirement benefits to certain officers. Benefits are payable beginning at retirement and determinable at retirement based upon a percentage of the participant’s historical compensation. On December 19, 2011, the Executive Organization and Compensation Committee of the Board of Directors froze participant benefits (credited service and final average earnings) and entry into the Supplemental Executive Retirement Benefits Plan (SERP) effective December 31, 2011. This action constituted a plan curtailment. The plan liability was remeasured in conjunction with the curtailment using a 3.5% discount rate and participant final average earnings through the curtailment date. The remeasurement in conjunction with the curtailment resulted in an actuarial loss (recorded in other comprehensive income (loss)) of $302 ($492 loss, net of income tax of $190).
The curtailment is reflected in the Company's consolidated balance sheets as: 1) a reduction to the overall SERP liability (included in postemployment benefits) of $8,860, 2) a reduction to deferred tax assets of $3,411 and 3) an increase in accumulated other comprehensive income (loss) of $5,449. Prior service costs previously recorded through accumulated other comprehensive income (loss) were reclassified into the statements of consolidated income ($3,117 gross expense, net of income tax of $1,200). The gross expense is recorded in selling, distribution and administrative expense in fiscal 2012.
Key Executive Restoration Plan
In fiscal 2012, the Executive Organization & Compensation Committee of the Board of Directors adopted the Key Executive Restoration Plan (KERP), an unfunded, non-qualified deferred compensation plan, to replace the SERP. The Company recorded $128 of expense associated with this plan in fiscal 2012.
Qualified Defined Benefit Retirement Plan
The Company has a qualified defined benefit retirement plan that provides benefits to certain hourly associates at retirement. These associates do not participate in the Retirement Savings Plan. The benefits are based on length of service and date of retirement.
Salary Continuation Benefits
The Company has agreements with certain retirees of acquired companies to pay monthly retirement benefits through fiscal 2020.
Retiree Health Care Benefits
The Company provides health care benefits to eligible retired associates who pay the Company a specified monthly premium. Premium payments are based upon current insurance rates for the type of coverage provided and are adjusted annually. Certain monthly health care premium payments are partially subsidized by the Company. Additionally, in conjunction with a fiscal 1998 acquisition, the Company assumed the obligation for a postretirement medical benefit plan which provides health care benefits to eligible retired associates at no cost to the individual.
The Company uses a June 30 measurement date for all plans.
The following table sets forth the changes in benefit obligations and plan assets during the year and the funded status for the postemployment plans at June 30:

	Pension Benefits		Retiree Health Care Benefits
	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of the year	$53,490	$51,114	$4,667	$4,593
Service cost	289	460	30	39
Interest cost	2,047	2,232	237	235
Plan participants’ contributions	—	—	47	37
Benefits paid	(4,144)	(1,856)	(256)	(227)
Amendments	150	151	—	—
Actuarial loss (gain) during year	4,179	1,389	423	(10)
Curtailment	(8,860)	—	—	—
Benefit obligation at end of year	$47,151	$53,490	$5,148	$4,667
Change in plan assets:
Fair value of plan assets at beginning of year	$6,056	$5,229	$—	$—
Actual (loss) gain on plan assets	(30)	984	—	—
Employer contributions	4,557	1,699	209	190
Plan participants’ contributions	—	—	47	37
Benefits paid	(4,144)	(1,856)	(256)	(227)
Fair value of plan assets at end of year	$6,439	$6,056	$—	$—
Funded status at end of year	$(40,712)	$(47,434)	$(5,148)	$(4,667)
The amounts recognized in the consolidated balance sheets and in accumulated other comprehensive income (loss) for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2012	2011	2012	2011
Amounts recognized in the consolidated balance sheets:
Other current liabilities	$6,018	$4,151	$220	$220
Postemployment benefits	34,694	43,283	4,928	4,447
Net amount recognized	$40,712	$47,434	$5,148	$4,667
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	$(10,112)	$(15,012)	$398	$892
Prior service cost	(279)	(3,808)	(135)	(274)
Total amounts recognized in accumulated other comprehensive income (loss)	$(10,391)	$(18,820)	$263	$618

The following table provides information for pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets:

	Pension Benefits
June 30,	2012	2011
Projected benefit obligations	$47,151	$53,490
Accumulated benefit obligations	47,151	43,528
Fair value of plan assets	6,439	6,056

The net periodic costs are as follows:

	Pension Benefits			Retiree Health Care Benefits
Year Ended June 30,	2012	2011	2010	2012	2011	2010
Service cost	$289	$460	$574	$30	$39	$52
Interest cost	2,047	2,232	2,911	237	235	259
Expected return on plan assets	(396)	(385)	(351)	—	—	—
Recognized net actuarial loss (gain)	644	1,449	924	(72)	(83)	(87)
Amortization of prior service cost	412	710	797	139	139	148
Recognition of prior service cost upon plan curtailment	3,117	—	—	—	—	—
Net periodic cost	$6,113	$4,466	$4,855	$334	$330	$372

The estimated net actuarial loss and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are $735 and $83, respectively. The estimated net actuarial gain and prior service cost for the retiree health care benefits that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are $(53) and $107, respectively.
Assumptions
The discount rate is used to determine the present value of future payments. In general, the Company’s liability increases as the discount rate decreases and decreases as the discount rate increases. The Company computes a weighted-average discount rate taking into account anticipated plan payments and the associated interest rates from the Citigroup Pension Discount Yield Curve.
The weighted-average actuarial assumptions used to determine benefit obligations and net periodic benefit cost for the plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2012	2011	2012	2011
Assumptions used to determine benefit obligations at year end:
Discount rate	2.8%	4.5%	4.0%	5.5%
Rate of compensation increase	N/A	5.5%	N/A	N/A
Assumptions used to determine net periodic benefit cost:
Discount rate	3.5%	4.3%	5.5%	5.5%
Expected return on plan assets	7.5%	7.5%	N/A	N/A
Rate of compensation increase	5.5%	5.5%	N/A	N/A

Due to freezing participant benefits in the SERP plan, the rate of compensation increase is no longer applicable. The assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care benefits were 7.5% and 8% as of June 30, 2012 and 2011, respectively, decreasing to 5% by 2018.
A one-percentage point change in the assumed health care cost trend rates would have had the following effects as of June 30, 2012 and for the year then ended:

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components of periodic expense	$48	$(39)
Effect on postretirement benefit obligation	854	(701)

Plan Assets
The fair value of each major class of plan assets for the Company’s Qualified Benefit Retirement Plan are valued using quoted market prices in active markets for identical instruments, or Level 1 in the fair value hierarchy. Following are the fair values and target allocation as of June 30:

	Target Allocation	Fair Value
		2012	2011
Asset Class:
Equity securities	40 – 70%	$3,735	$3,876
Debt securities	20 – 50%	2,382	1,756
Other	0 – 20%	322	424
Total	100%	$6,439	$6,056

Equity securities do not include any Company common stock.
The Company has established an investment policy and regularly monitors the performance of the assets of the trust maintained in conjunction with the Qualified Defined Benefit Retirement Plan. The strategy implemented by the trustee of the Qualified Defined Benefit Retirement Plan is to achieve long-term objectives and invest the pension assets in accordance with ERISA and fiduciary standards. The long-term primary objectives are to provide for a reasonable amount of long-term capital, without undue exposure to risk; to protect the Qualified Defined Benefit Retirement Plan assets from erosion of purchasing power; and to provide investment results that meet or exceed the actuarially assumed long-term rate of return. The expected long-term rate of return on assets assumption was developed by considering the historical returns and the future expectations for returns of each asset class as well as the target asset allocation of the pension portfolio.
Cash Flows
Employer Contributions
The Company expects to contribute $6,000 to its pension benefit plans and $240 to its retiree health care benefit plans in 2013. Contributions do not equal estimated future payments as certain payments are made from plan assets.
Estimated Future Benefit Payments
The following benefit payments, which reflect expected future service, as applicable, are expected to be paid in each of the next five years and in the aggregate for the subsequent five years:

During Fiscal Years	Pension Benefits	Retiree Health Care Benefits
2013	$6,200	$240
2014	5,900	240
2015	5,700	240
2016	4,500	240
2017	1,700	260
2018 through 2022	15,200	1,420

Leases	12 Months Ended
Jun. 30, 2012
Leases [Abstract]
LEASES
LEASES
The Company leases its corporate headquarters facility along with many service center and distribution center facilities, vehicles and equipment under non-cancelable lease agreements accounted for as operating leases. The minimum annual rental commitments under non-cancelable operating leases as of June 30, 2012 are as follows:

During Fiscal Years
2013	$23,500
2014	18,000
2015	14,300
2016	9,600
2017	5,100
Thereafter	11,100
Total minimum lease payments	$81,600

Rental expenses incurred for operating leases, principally from leases for real property, vehicles and computer equipment were $31,200 in 2012, $31,400 in 2011 and $30,700 in 2010.

Segment and Geographic Information	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION
The Company's reportable segments are: Service Center Based Distribution and Fluid Power Businesses. The Service Center Based Distribution segment provides customers with solutions to their maintenance, repair and original equipment manufacturing needs through the distribution of industrial products including bearings, power transmission components, fluid power components, industrial rubber products, linear motion products, safety products, general maintenance and a variety of mill supply products. The Fluid Power Businesses segment distributes fluid power components and operates shops that assemble fluid power systems and components, performs equipment repair, and offers technical advice to customers.
The accounting policies of the Company’s reportable segments are generally the same as those described in Note 1. Sales primarily from the Fluid Power Businesses segment to the Service Center Based Distribution segment of $18,097, $17,665 and $14,006, in fiscal 2012, 2011 and 2010, respectively, have been eliminated in the table below.
Segment Financial Information

	Service Center Based Distribution	Fluid Power Businesses	Total
Year Ended June 30, 2012
Net sales	$1,904,564	$470,881	$2,375,445
Operating income for reportable segments	135,240	43,236	178,476
Assets used in the business	731,915	230,268	962,183
Depreciation and amortization of property	9,403	1,833	11,236
Capital expenditures	24,339	1,682	26,021
Year Ended June 30, 2011
Net sales	$1,770,798	$442,051	$2,212,849
Operating income for reportable segments	115,798	41,793	157,591
Assets used in the business	700,486	214,445	914,931
Depreciation and amortization of property	9,152	2,082	11,234
Capital expenditures	19,392	1,039	20,431
Year Ended June 30, 2010
Net sales	$1,536,543	$356,665	$1,893,208
Operating income for reportable segments	77,029	26,794	103,823
Assets used in the business	690,970	200,550	891,520
Depreciation and amortization of property	9,336	2,129	11,465
Capital expenditures	6,389	827	7,216

ERP related assets are included in assets used in the business and capital expenditures within the Service Center Based Distribution segment. Within the geographic disclosures, these assets are included in the United States. Expenses associated with the ERP are included in the Corporate and other income, net, line in the reconciliation of operating income for reportable segments to the consolidated income before income taxes table below.
A reconciliation of operating income for reportable segments to the consolidated income before income taxes is as follows:

Year Ended June 30,	2012	2011	2010
Operating income for reportable segments	$178,476	$157,591	$103,823
Adjustments for:
Intangible amortization — Service Center Based Distribution	3,834	3,384	1,890
Intangible amortization — Fluid Power Businesses	7,631	7,998	8,261
Corporate and other income, net	(1,384)	(4,554)	(16,378)
Total operating income	168,395	150,763	110,050
Interest (income) expense, net	(9)	1,668	5,458
Other expense (income), net	1,578	(3,793)	(425)
Income before income taxes	$166,826	$152,888	$105,017

Corporate and other income, net, includes the SERP curtailment loss of $3,117 recognized in the second quarter of fiscal 2012. Additional fluctuations in corporate and other income, net, are due to changes in the levels and amounts of expenses being allocated to the segments. The expenses being allocated include corporate charges for working capital, logistics support and other items.
Product Category
Net sales by product category are as follows:

Year Ended June 30,	2012	2011	2010
Industrial	$1,680,926	$1,559,859	$1,357,206
Fluid power	694,519	652,990	536,002
Net sales	$2,375,445	$2,212,849	$1,893,208

The fluid power product category includes sales of hydraulic, pneumatic, lubrication and filtration components and systems, and repair services through the Company’s Fluid Power Businesses segment as well as the Service Center Based Distribution segment.
Geographic Information
Net sales are presented in geographic areas based on the location of the facility shipping the product. Long-lived assets are based on physical locations and are comprised of the net book value of property, goodwill and intangible assets. Information by geographic area is as follows:

Year Ended June 30,	2012	2011	2010
Net Sales:
United States	$2,009,317	$1,891,700	$1,644,237
Canada	292,913	260,015	199,772
Mexico	73,215	61,134	49,199
Total	$2,375,445	$2,212,849	$1,893,208

June 30,	2012	2011
Long-Lived Assets:
United States	$198,076	$191,947
Canada	42,624	29,893
Mexico	10,323	13,706
Total	$251,023	$235,546

Commitments and Contingencies	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
In connection with the construction and lease of its corporate headquarters facility, the Company has guaranteed repayment of $4,400 of taxable development revenue bonds issued by Cuyahoga County and the Cleveland-Cuyahoga County Port Authority. These bonds were issued with a 20-year term and are scheduled to mature in March 2016. Any default, as defined in the guarantee agreements, would obligate the Company for the full amount of the outstanding bonds through maturity. Due to the nature of the guarantee, the Company has not recorded any liability on the consolidated financial statements. In the event of a default and subsequent payout under any or all guarantees, the Company maintains the right to pursue all legal options available to mitigate its exposure.
The Company is a party to various pending judicial and administrative proceedings. Based on circumstances currently known, the Company believes the likelihood is remote that the ultimate resolution of any of these matters will have, either individually or in the aggregate, a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.

Other Expense (Income), Net	12 Months Ended
Jun. 30, 2012
Other (Income) Expense, Net [Abstract]
OTHER (INCOME) EXPENSE, NET
OTHER EXPENSE (INCOME), NET
Other expense (income), net, consists of the following:

Year Ended June 30,	2012	2011	2010
Unrealized loss (gain) on assets held in rabbi trust for a non-qualified deferred compensation plan	$36	$(2,016)	$(1,012)
Benefit from payouts on corporate-owned life insurance policies	—	(1,722)	—
Foreign currency transaction losses (gains)	1,592	(541)	36
Loss on cross-currency swap	—	368	510
Other, net	(50)	118	41
Total other expense (income), net	$1,578	$(3,793)	$(425)

The Company is the owner and beneficiary under life insurance policies acquired in conjunction with a fiscal 1998 acquisition, with benefits in force of $12,300 and a net cash surrender value of $3,200 at June 30, 2012. In January 2011, the Company received death benefits under two of these policies and realized a gain of $1,722.

Subsequent Event	12 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
SUBSEQUENT EVENT
On August 1, 2012, the Company acquired SKF's company-owned distribution businesses in Australia and New Zealand for cash consideration. These businesses will expand Applied's global capabilities and are part of the Service Center Based Distribution segment. The Company funded the acquisition from its available cash and existing revolving credit facilities. Results of operations acquired will be included in the Company's results of operations from the date of closing.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Jun. 30, 2012
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
APPLIED INDUSTRIAL TECHNOLOGIES, INC. & SUBSIDIARIES
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
YEARS ENDED JUNE 30, 2012, 2011 AND 2010

(in thousands)

COLUMN A	COLUMN B	COLUMN C			COLUMN D		COLUMN E
DESCRIPTION	BALANCE AT BEGINNING OF PERIOD	ADDITIONS CHARGED TO COSTS AND EXPENSES	ADDITIONS (DEDUCTIONS) CHARGED TO OTHER ACCOUNTS		DEDUCTIONS FROM RESERVE		BALANCE AT END OF PERIOD
YEAR ENDED JUNE 30, 2012:
Reserve deducted from assets to which it applies — accounts receivable allowances	$7,016	$3,915	$122	(A)	$2,721	(B)	$8,332
YEAR ENDED JUNE 30, 2011:
Reserve deducted from assets to which it applies — accounts receivable allowances	$6,379	$2,029	$111	(A)	$1,503	(B)	$7,016
YEAR ENDED JUNE 30, 2010:
Reserve deducted from assets to which it applies — accounts receivable allowances	$6,464	$2,508	$(95)	(A)	$2,498	(B)	$6,379

Business and Accounting Policies (Policies)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Accounting Policies [Abstract]
Business
Business
Applied Industrial Technologies, Inc. and subsidiaries (the “Company” or “Applied”) is a leading industrial distributor serving Maintenance Repair Operations (MRO) and Original Equipment Manufacturing (OEM) customers in virtually every industry. In addition, Applied provides engineering, design and systems integration for industrial and fluid power applications, as well as customized mechanical, fabricated rubber and fluid power shop services. Applied also offers maintenance training and inventory management solutions that provide added value to its customers. Although the Company does not generally manufacture the products it sells, it does assemble and repair certain products and systems.

Consolidation
Consolidation
The consolidated financial statements include the accounts of Applied Industrial Technologies, Inc. and its subsidiaries. Intercompany transactions and balances have been eliminated in consolidation. The financial results of the Company’s Canadian and Mexican subsidiaries are included in the consolidated financial statements for the twelve months ended May 31.

Adoption of Accounting Standard [Policy Text Block]
Statements of Consolidated Comprehensive Income
Accounting Standards Codification (ASC) Topic 220 "Comprehensive Income" requires the reporting of comprehensive income in addition to net income. Effective for fiscal 2012 and retrospective for fiscal 2011 and 2010, the Company has elected to include a statement of consolidated comprehensive income as part of its basic consolidated financial statements. Prior to inclusion of the statement of consolidated comprehensive income, comprehensive income, other comprehensive income and the components of other comprehensive income were reported as part of the statement of consolidated shareholders' equity.

Foreign Currency
Foreign Currency
The financial statements of the Company’s Canadian and Mexican subsidiaries are measured using local currencies as their functional currencies. Assets and liabilities are translated into U.S. dollars at current exchange rates, while income and expenses are translated at average exchange rates. Translation gains and losses are reported in other comprehensive income (loss) in the statements of consolidated comprehensive income. Gains and losses resulting from transactions denominated in foreign currencies are included in the statements of consolidated income as a component of other expense (income), net.

Use of Estimates, Policy [Policy Text Block]
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the period. Actual results may differ from the estimates and assumptions used in preparing the consolidated financial statements.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term, highly liquid investments with maturities of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents are carried at cost, which approximates fair value.

Marketable Securities
Marketable Securities
The primary marketable security investments of the Company include money market and mutual funds held in a rabbi trust for a non-qualified compensation plan. These are included in other assets in the consolidated balance sheets, are classified as trading securities, and reported at fair value based on quoted market prices. Unrealized gains and losses are recorded in other expense (income), net in the statements of consolidated income and reflect changes in the fair value of the investments during the period.

Concentration of Credit Risk
Concentration of Credit Risk
The Company has a broad customer base representing many diverse industries primarily across North America. As such, the Company does not believe that a significant concentration of credit risk exists in its accounts receivable.
The Company’s cash and cash equivalents consists of deposits with commercial banks. While Applied monitors the creditworthiness of these commercial banks and institutions, a crisis in the U.S., Canadian or Mexican financial systems could limit access to funds and/or result in the loss of principal. The terms of these deposits and investments provide that all monies are available to the Company upon demand.

Allowances for Doubtful Accounts
Allowances for Doubtful Accounts
The Company evaluates the collectibility of trade accounts receivable based on a combination of factors. Initially, the Company estimates an allowance for doubtful accounts as a percentage of net sales based on historical bad debt experience. This initial estimate is adjusted based on recent trends of customers and industries estimated to be greater credit risks, trends within the entire customer pool and changes in the overall aging of accounts receivable. Accounts are written off against the allowance when it becomes evident collection will not occur. While the Company has a large customer base that is geographically dispersed, a general economic downturn in any of the industry segments in which the Company operates could result in higher than expected defaults, and therefore, the need to revise estimates for bad debts.

Inventories
Inventories
Inventories are valued at the lower of cost or market, using the last-in, first-out (LIFO) method for U.S. inventories and the average cost method for foreign inventories. The Company adopted the link chain dollar value LIFO method of accounting for U.S. inventories in fiscal 1974. At June 30, 2012, approximately 37% of the Company’s domestic inventory dollars relate to LIFO layers added in the 1970s. The Company maintains five LIFO pools based on the following product groupings: bearings, power transmission products, rubber products, fluid power products and other products. LIFO layers and/or liquidations are determined consistently year-to-year.
The Company evaluates the recoverability of its slow moving or obsolete inventories at least quarterly. The Company estimates the recoverable cost of such inventory by product type while considering factors such as its age, historic and current demand trends, the physical condition of the inventory as well as assumptions regarding future demand. The Company’s ability to recover its cost for slow moving or obsolete inventory can be affected by such factors as general market conditions, future customer demand and relationships with suppliers. Historically, the Company’s inventories have demonstrated long shelf lives, are not highly susceptible to obsolescence and are eligible for return under various supplier return programs.

Supplier Purchasing Programs
Supplier Purchasing Programs
The Company enters into agreements with certain suppliers providing for inventory purchase incentives. The Company’s inventory purchase incentive arrangements are unique to each supplier and are generally annual programs ending at either the Company’s fiscal year end or the supplier’s year end. Incentives are received in the form of cash or credits against purchases upon attainment of specified purchase volumes and are received monthly, quarterly or annually. The incentives are generally a specified percentage of the Company’s net purchases based upon achieving specific purchasing volume levels. These percentages can increase or decrease based on changes in the volume of purchases. The Company accrues for the receipt of these inventory purchase incentives based upon cumulative purchases of inventory. The percentage level utilized is based upon the estimated total volume of purchases expected during the life of the program. Supplier programs are analyzed each quarter to determine the appropriateness of the amount of purchase incentives accrued. Upon program completion, differences between estimates and actual incentives subsequently received have not been material. Benefits under these supplier purchasing programs are recognized under the Company’s LIFO inventory accounting method as a reduction of cost of sales when the inventories representing these purchases are recorded as cost of sales. Accrued incentives expected to be settled as a credit against purchases are reported on the consolidated balance sheet as an offset to amounts due to the related supplier.

Property and related Depreciation and Amortization
Property and Related Depreciation and Amortization
Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets and is included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Buildings, building improvements and leasehold improvements are depreciated over ten to thirty years or the life of the lease if a shorter period, and equipment is depreciated over three to eight years. The Company capitalizes internal use software development costs in accordance with guidance on accounting for costs of computer software developed or obtained for internal use. Amortization of software begins when it is ready for its intended use, and is amortized on a straight-line basis over the estimated useful life of the software, generally not to exceed twelve years. Capitalized software and hardware costs are classified as property on the consolidated balance sheets. The carrying values of property and equipment are reviewed for impairment when events or changes in circumstances indicate that the recorded value cannot be recovered from undiscounted future cash flows. Impairment losses, if any, would be measured based upon the difference between the carrying amount and the fair value of the assets.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill is recognized as the excess cost of an acquired entity over the net amount assigned to assets acquired and liabilities assumed. Goodwill is not amortized. Goodwill is reviewed for impairment annually as of January 1 or whenever changes in conditions indicate an evaluation should be completed. These conditions could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. The Company utilizes discounted cash flow models and market multiples for comparable businesses to determine the fair value of reporting units. Evaluating impairment requires significant judgment by management, including estimated future operating results, estimated future cash flows, the long-term rate of growth of the business, and determination of an appropriate discount rate. While the Company uses available information to prepare the estimates and evaluations, actual results could differ significantly.
The Company recognizes acquired intangible assets such as customer relationships, trade names, vendor relationships, and non-competition agreements apart from goodwill. Customer relationship intangibles are amortized using the sum-of-the-years-digits method over estimated useful lives consistent with assumptions used in the determination of their value. Amortization of all other finite-lived intangible assets is computed using the straight-line method over the estimated period of benefit. The Company also maintains intangible assets with indefinite lives which are not amortized. Amortization of intangible assets is included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Intangible assets with finite lives are reviewed for impairment when changes in conditions indicate carrying value may not be recoverable. Intangible assets with indefinite lives are reviewed for impairment on an annual basis or whenever changes in conditions indicate an evaluation should be completed.

Self-Insurance Liabilities
Self-Insurance Liabilities
The Company maintains business insurance programs with significant self-insured retention covering workers’ compensation, business, automobile, general product liability and other claims. The Company accrues estimated losses including those incurred but not reported using actuarial calculations, models and assumptions based on historical loss experience. The Company maintains a self-insured health benefits plan, which provides medical benefits to U.S. based employees electing coverage under the plan. The Company estimates its reserve for all unpaid medical claims including those incurred but not reported based on historical experience, adjusted as necessary based upon management’s reasoned judgment.

Revenue Recognition
Revenue Recognition
Sales are recognized when the sales price is fixed, collectibility is reasonably assured and the product’s title and risk of loss is transferred to the customer. Typically, these conditions are met when the product is shipped to the customer. The Company charges shipping and handling fees when products are shipped or delivered to a customer, and includes such amounts in net sales. The Company reports its sales net of actual sales returns and the amount of reserves established for anticipated sales returns based on historical rates. Sales tax collected from customers is excluded from net sales in the accompanying statements of consolidated income.

Shipping and Handling Costs
Shipping and Handling Costs
The Company records freight payments to third parties in cost of sales and internal delivery costs in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Internal delivery costs in selling, distribution and administrative expenses were approximately $15,500, $15,400 and $14,400 for the fiscal years ended June 30, 2012, 2011 and 2010, respectively.

Income Taxes
Income Taxes
Income taxes are determined based upon income and expenses recorded for financial reporting purposes. Deferred income taxes are recorded for estimated future tax effects of differences between the bases of assets and liabilities for financial reporting and income tax purposes, giving consideration to enacted tax laws. Uncertain tax positions meeting a more-likely-than-not recognition threshold are recognized in accordance with the Income Taxes topic of the ASC. The Company recognizes accrued interest and penalties related to unrecognized income tax benefits in the provision for income taxes.

Share-Based Compensation
Share-Based Compensation
Following approval by the Company's shareholders in October 2011, the 2011 Long-Term Performance Plan (the "2011 Plan") replaced the 2007 Long-Term Performance Plan (the "2007 Plan"). Share-based compensation represents the cost related to share-based awards granted to associates under either the 2011 Plan or the 2007 Plan. The Company measures share-based compensation cost at grant date, based on the estimated fair value of the award and recognizes the cost over the requisite service period. Non-qualified stock appreciation rights (SARs) and stock options are granted with an exercise price equal to the closing market price of the Company’s common stock at the date of grant and the fair values are determined using a Black-Scholes option pricing model, which incorporates assumptions regarding the expected volatility, the expected option life, the risk-free interest rate and the expected dividend yield. SARs and stock option awards generally vest over four years of continuous service and have ten-year contractual terms. The fair value of restricted stock awards, restricted stock units (RSUs), and performance shares are based on the closing market price of Company common stock on the grant date.

Treasury Shares
Treasury Shares
Shares of common stock repurchased by the Company are recorded at cost as treasury shares and result in a reduction of shareholders’ equity in the consolidated balance sheets. The Company uses the weighted-average cost method for determining the cost of shares reissued. The difference between the cost of the shares and the reissuance price is added to or deducted from additional paid-in capital.

Description of New Accounting Pronouncements Not yet Adopted [Text Block]
New Accounting Pronouncement
In December 2011, the Financial Accounting Standards Board (FASB) issued authoritative guidance on the offsetting of assets and liabilities, which is effective for the Company on July 1, 2013. The guidance requires additional disclosures regarding offsetting arrangements in accordance with ASC 210-20-45 to enable financial statement users to understand the effect of these arrangements on a company's financial position. The Company is currently evaluating the effect the adoption of the guidance will have on its disclosures.

Inventories (Tables)	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Items of Inventories
Inventories consist of the following:

June 30,	2012	2011
U.S. inventories at current cost	$302,465	$280,875
Foreign inventories at average cost	70,797	60,837
	373,262	341,712
Less: Excess of current cost over LIFO cost for U.S. inventories	144,756	137,646
Inventories on consolidated balance sheets	$228,506	$204,066

Goodwill and Intangibles (Tables)	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill by reportable segment
The changes in the carrying amount of goodwill for the Service Center Based Distribution segment for the years ended June 30, 2012 and 2011 are as follows:

Balance at July 1, 2010	$63,405
Goodwill acquired during the year	11,700
Other, primarily currency translation	1,876
Balance at June 30, 2011	76,981
Goodwill acquired during the year	8,403
Other, primarily currency translation	(2,304)
Balance at June 30, 2012	$83,080

Amortization details resulting from business combinations
Intangibles consist of the following:

June 30, 2012	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$84,249	$29,905	$54,344
Trade names	25,677	7,428	18,249
Vendor relationships	13,605	4,500	9,105
Non-competition agreements	4,740	2,888	1,852
Total Finite-Lived Intangibles	128,271	44,721	83,550
Indefinite-Lived Trade Name	1,290		1,290
Total Intangibles	$129,561	$44,721	$84,840

June 30, 2011	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$78,084	$23,111	$54,973
Trade names	25,944	5,666	20,278
Vendor relationships	14,211	3,696	10,515
Non-competition agreements	5,127	2,632	2,495
Total Finite-Lived Intangibles	123,366	35,105	88,261
Indefinite-Lived Trade Name	1,290		1,290
Total Intangibles	$124,656	$35,105	$89,551

Schedule of purchase price allocation and associated weighted average life
During 2012, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Customer relationships	$7,810	15 years
Trade names	270	2 years
Non-competition agreements	435	2 years
Total Intangibles Acquired	$8,515	14 years

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Components of income before income taxes

Year Ended June 30,	2012	2011	2010
U.S.	$137,667	$127,567	$91,932
Foreign	29,159	25,321	13,085
Total income before income taxes	$166,826	$152,888	$105,017

Provision (benefit) for income taxes

Year Ended June 30,	2012	2011	2010
Current:
Federal	$36,178	$36,799	$28,342
State and local	5,522	6,208	4,123
Foreign	7,706	8,338	4,241
Total current	49,406	51,345	36,706
Deferred:
Federal	8,577	5,648	1,880
State and local	503	169	(311)
Foreign	(439)	(1,033)	839
Total deferred	8,641	4,784	2,408
Total	$58,047	$56,129	$39,114

Reconciliations of federal statutory income tax rate and Company's effective income tax rate

Year Ended June 30,	2012	2011	2010
Statutory income tax rate	35.0%	35.0%	35.0%
Effects of:
State and local taxes	2.5%	2.8%	2.2%
U.S. tax on foreign income, net	—	1.8%	—
Valuation allowance	—	(0.6)%	0.8%
Foreign income taxes	(1.8)%	(1.0)%	0.5%
Deductible dividend	(0.5)%	(0.5)%	(0.7)%
Other, net	(0.4)%	(0.8)%	(0.6)%
Effective income tax rate	34.8%	36.7%	37.2%

Components of the Company's net deferred tax assets

June 30,	2012	2011
Deferred tax assets:
Compensation liabilities not currently deductible	$37,341	$36,746
Expenses and reserves not currently deductible	6,151	5,498
Goodwill and intangibles	6,518	9,075
Net operating loss carryforwards (expiring in years 2015-2027)	444	432
Foreign tax credits (expiring in years 2020 and 2022)	4,092	4,090
Other	480	677
Total deferred tax assets	55,026	56,518
Less: Valuation allowance	(157)	(158)
Deferred tax assets, net of valuation allowance	54,869	56,360
Deferred tax liabilities:
Inventories	(6,021)	(4,755)
Unremitted foreign earnings	(2,804)	(2,804)
Depreciation and differences in property bases	(11,602)	(2,062)
Total deferred tax liabilities	(20,427)	(9,621)
Net deferred tax assets	$34,442	$46,739
The net deferred tax asset is classified as follows:
Other current assets	$12,189	$5,510
Deferred tax assets (long-term)	26,424	43,447
Other liabilities	(4,171)	(2,218)
Net deferred tax assets	$34,442	$46,739

Reconciliation of the Company's total gross unrecognized income tax benefits

Year Ended June 30,	2012	2011	2010
Unrecognized Income Tax Benefits at beginning of the year	$1,181	$1,842	$1,860
Current year tax positions	331	153	130
Prior year tax positions	398	50	46
Expirations of statutes of limitations	(371)	(273)	(194)
Settlements	—	(591)	—
Unrecognized Income Tax Benefits at end of year	$1,539	$1,181	$1,842

Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2012
Shareholders' Equity (Tables) [Abstract]
Accumulated Other Comprehensive Loss

June 30,	2012	2011
Postemployment liability, net of income taxes of $(3,899) and $(6,990)	$(6,229)	$(11,212)
Foreign currency translation	1,718	16,189
Unrealized gains on investment securities available for sale, net of income taxes of $(32) and $48	(58)	82
Total accumulated other comprehensive income (loss)	$(4,569)	$5,059

Schedule of Comprehensive Income (Loss)
Details of other comprehensive income (loss) are as follows:

Year Ended June 30,	2012			2011			2010
	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount
Foreign currency translation adjustments	$(14,471)	$—	$(14,471)	$10,011	$(264)	$10,275	$2,950	$(32)	$2,982
Postemployment benefits:
Actuarial loss on remeasurement	(5,028)	(1,954)	(3,074)	(930)	(435)	(495)	(3,860)	(1,467)	(2,393)
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs	1,123	432	691	2,214	850	1,364	1,781	677	1,104
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to a plan curtailment	8,860	3,411	5,449	—	—	—	—	—	—
Reclassification of prior service cost into SD&A expense upon plan curtailment	3,117	1,200	1,917	—	—	—	—	—	—
Unrealized loss on investment securities available for sale	(220)	(80)	(140)	(84)	(31)	(53)	(46)	(19)	(27)
Unrealized loss on cash flow hedges	—	—	—	(266)	(82)	(184)	(1,103)	(365)	(738)
Reclassification of interest from cash flow hedge into interest expense	—	—	—	316	116	200	1,408	535	873
Other comprehensive income (loss)	$(6,619)	$3,009	$(9,628)	$11,261	$154	$11,107	$1,130	$(671)	$1,801

Computation of basic and diluted earnings per share

Year Ended June 30,	2012	2011	2010
Net Income	$108,779	$96,759	$65,903
Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,139	42,433	42,312
Dilutive effect of potential common shares	684	821	549
Weighted-average common shares outstanding for dilutive computation	42,823	43,254	42,861
Net Income Per Share — Basic	$2.58	$2.28	$1.56
Net Income Per Share — Diluted	$2.54	$2.24	$1.54

Share - Based Compensation (Tables)	12 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share based compensation expense

Year Ended June 30,	2012	2011	2010
SARs and options	$2,058	$2,473	$3,020
Performance shares	1,983	1,705	1,076
Restricted stock and RSUs	2,325	1,453	1,029
Total compensation costs under award programs	$6,366	$5,631	$5,125

Weighted-average assumptions used for SARs and stock option grants issued

	2012	2011	2010
Expected life, in years	5.6	5.1	5.5
Risk free interest rate	1.1%	1.6%	2.4%
Dividend yield	2.5%	2.5%	2.5%
Volatility	44.2%	46.2%	52.2%
Per share fair value of SARs and stock options granted during the year	$9.88	$9.78	$8.45

Summary of SARs and stock option activity

Year Ended June 30, 2012	Shares	Weighted-Average Exercise Price
(Share amounts in thousands)
Outstanding, beginning of year	1,804	$22.68
Granted	246	30.14
Exercised	(802)	21.83
Forfeited	(20)	25.94
Outstanding, end of year	1,228	$24.68
Exercisable at end of year	794	$23.37

Performance shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the performance shares and restricted stock activity

Year Ended June 30, 2012	Shares	Weighted-Average Grant-Date Fair Value
(Share amounts in thousands)
Nonvested, beginning of year	222	$23.23
Granted	31	28.34
Forfeitures	(47)	27.15
Vested	(144)	20.67
Nonvested, end of year	62	$28.80

Restricted stock and Restricted Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the performance shares and restricted stock activity

Year Ended June 30, 2012	Shares	Weighted-Average Grant-Date Fair Value
(Share amounts in thousands)
Nonvested, beginning of year	162	$25.97
Granted	135	31.58
Forfeitures	(31)	27.30
Vested	(15)	31.42
Nonvested, end of year	251	$28.50

Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Summary of changes in benefit obligations, plan assets and funded status for the post employment plans
The following table sets forth the changes in benefit obligations and plan assets during the year and the funded status for the postemployment plans at June 30:

	Pension Benefits		Retiree Health Care Benefits
	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of the year	$53,490	$51,114	$4,667	$4,593
Service cost	289	460	30	39
Interest cost	2,047	2,232	237	235
Plan participants’ contributions	—	—	47	37
Benefits paid	(4,144)	(1,856)	(256)	(227)
Amendments	150	151	—	—
Actuarial loss (gain) during year	4,179	1,389	423	(10)
Curtailment	(8,860)	—	—	—
Benefit obligation at end of year	$47,151	$53,490	$5,148	$4,667
Change in plan assets:
Fair value of plan assets at beginning of year	$6,056	$5,229	$—	$—
Actual (loss) gain on plan assets	(30)	984	—	—
Employer contributions	4,557	1,699	209	190
Plan participants’ contributions	—	—	47	37
Benefits paid	(4,144)	(1,856)	(256)	(227)
Fair value of plan assets at end of year	$6,439	$6,056	$—	$—
Funded status at end of year	$(40,712)	$(47,434)	$(5,148)	$(4,667)
The amounts recognized in the consolidated balance sheets and in accumulated other comprehensive income (loss) for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2012	2011	2012	2011
Amounts recognized in the consolidated balance sheets:
Other current liabilities	$6,018	$4,151	$220	$220
Postemployment benefits	34,694	43,283	4,928	4,447
Net amount recognized	$40,712	$47,434	$5,148	$4,667
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	$(10,112)	$(15,012)	$398	$892
Prior service cost	(279)	(3,808)	(135)	(274)
Total amounts recognized in accumulated other comprehensive income (loss)	$(10,391)	$(18,820)	$263	$618

Information for pension plans with projected benefit obligations in excess of plan assets

	Pension Benefits
June 30,	2012	2011
Projected benefit obligations	$47,151	$53,490
Accumulated benefit obligations	47,151	43,528
Fair value of plan assets	6,439	6,056

Net periodic costs

	Pension Benefits			Retiree Health Care Benefits
Year Ended June 30,	2012	2011	2010	2012	2011	2010
Service cost	$289	$460	$574	$30	$39	$52
Interest cost	2,047	2,232	2,911	237	235	259
Expected return on plan assets	(396)	(385)	(351)	—	—	—
Recognized net actuarial loss (gain)	644	1,449	924	(72)	(83)	(87)
Amortization of prior service cost	412	710	797	139	139	148
Recognition of prior service cost upon plan curtailment	3,117	—	—	—	—	—
Net periodic cost	$6,113	$4,466	$4,855	$334	$330	$372

Weighted-average actuarial assumptions used to determine benefit obligations and net periodic benefit cost

	Pension Benefits		Retiree Health Care Benefits
June 30,	2012	2011	2012	2011
Assumptions used to determine benefit obligations at year end:
Discount rate	2.8%	4.5%	4.0%	5.5%
Rate of compensation increase	N/A	5.5%	N/A	N/A
Assumptions used to determine net periodic benefit cost:
Discount rate	3.5%	4.3%	5.5%	5.5%
Expected return on plan assets	7.5%	7.5%	N/A	N/A
Rate of compensation increase	5.5%	5.5%	N/A	N/A

One-Percentage Point Change in Assumed Health Care Cost Trend Rates

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components of periodic expense	$48	$(39)
Effect on postretirement benefit obligation	854	(701)

Defined Benefit Plan Asset Information

	Target Allocation	Fair Value
		2012	2011
Asset Class:
Equity securities	40 – 70%	$3,735	$3,876
Debt securities	20 – 50%	2,382	1,756
Other	0 – 20%	322	424
Total	100%	$6,439	$6,056

Estimated future benefit payments

During Fiscal Years	Pension Benefits	Retiree Health Care Benefits
2013	$6,200	$240
2014	5,900	240
2015	5,700	240
2016	4,500	240
2017	1,700	260
2018 through 2022	15,200	1,420

Leases (Tables)	12 Months Ended
Jun. 30, 2012
Leases [Abstract]
Minimum annual rental commitments under non-cancelable operating leases

During Fiscal Years
2013	$23,500
2014	18,000
2015	14,300
2016	9,600
2017	5,100
Thereafter	11,100
Total minimum lease payments	$81,600

Segment and Geographic Information (Tables)	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment financial information

	Service Center Based Distribution	Fluid Power Businesses	Total
Year Ended June 30, 2012
Net sales	$1,904,564	$470,881	$2,375,445
Operating income for reportable segments	135,240	43,236	178,476
Assets used in the business	731,915	230,268	962,183
Depreciation and amortization of property	9,403	1,833	11,236
Capital expenditures	24,339	1,682	26,021
Year Ended June 30, 2011
Net sales	$1,770,798	$442,051	$2,212,849
Operating income for reportable segments	115,798	41,793	157,591
Assets used in the business	700,486	214,445	914,931
Depreciation and amortization of property	9,152	2,082	11,234
Capital expenditures	19,392	1,039	20,431
Year Ended June 30, 2010
Net sales	$1,536,543	$356,665	$1,893,208
Operating income for reportable segments	77,029	26,794	103,823
Assets used in the business	690,970	200,550	891,520
Depreciation and amortization of property	9,336	2,129	11,465
Capital expenditures	6,389	827	7,216

Reconciliation of operating income for reportable segments to the consolidated income before income taxes

Year Ended June 30,	2012	2011	2010
Operating income for reportable segments	$178,476	$157,591	$103,823
Adjustments for:
Intangible amortization — Service Center Based Distribution	3,834	3,384	1,890
Intangible amortization — Fluid Power Businesses	7,631	7,998	8,261
Corporate and other income, net	(1,384)	(4,554)	(16,378)
Total operating income	168,395	150,763	110,050
Interest (income) expense, net	(9)	1,668	5,458
Other expense (income), net	1,578	(3,793)	(425)
Income before income taxes	$166,826	$152,888	$105,017

Net sales by product category

Year Ended June 30,	2012	2011	2010
Industrial	$1,680,926	$1,559,859	$1,357,206
Fluid power	694,519	652,990	536,002
Net sales	$2,375,445	$2,212,849	$1,893,208

Information by geographic area

Year Ended June 30,	2012	2011	2010
Net Sales:
United States	$2,009,317	$1,891,700	$1,644,237
Canada	292,913	260,015	199,772
Mexico	73,215	61,134	49,199
Total	$2,375,445	$2,212,849	$1,893,208

June 30,	2012	2011
Long-Lived Assets:
United States	$198,076	$191,947
Canada	42,624	29,893
Mexico	10,323	13,706
Total	$251,023	$235,546

Other Expense (Income), Net (Tables)	12 Months Ended
Jun. 30, 2012
Other (Income) Expense, Net [Abstract]
Other (income) expense, net

Year Ended June 30,	2012	2011	2010
Unrealized loss (gain) on assets held in rabbi trust for a non-qualified deferred compensation plan	$36	$(2,016)	$(1,012)
Benefit from payouts on corporate-owned life insurance policies	—	(1,722)	—
Foreign currency transaction losses (gains)	1,592	(541)	36
Loss on cross-currency swap	—	368	510
Other, net	(50)	118	41
Total other expense (income), net	$1,578	$(3,793)	$(425)

Business and Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Business and Accounting Policies (Textuals) [Abstract]
Company's domestic inventory relate to LIFO layers	37.00%
Number of LIFO pools maintained (in pools)	5
Internal delivery costs in selling, distribution and administrative expenses	$ 15,500	$ 15,400	$ 14,400
Vesting period of SARs and stock option awards	4 years
Contractual terms of SARs and stock option awards	10 years
Software [Member]
Finite Lived Assets [Line Items]
Software useful life, maximum (in years)	12
Buildings, Buildings Improvements and Leasehold Improvements [Member]
Finite Lived Assets [Line Items]
Property, plant and equipment, useful life, minimum (in years)	10
Property, plant and equipment, useful life, maximum (in years)	30
Property and Equipment [Member]
Finite Lived Assets [Line Items]
Property, plant and equipment, useful life, minimum (in years)	3
Property, plant and equipment, useful life, maximum (in years)	8

Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Items Of Inventories
U.S. inventories at current cost	$ 302,465	$ 280,875
Foreign inventories at average cost	70,797	60,837
Inventory, Gross, Total	373,262	341,712
Less: Excess of current cost over LIFO cost for U.S. inventories	144,756	137,646
Inventories on consolidated balance sheets	228,506	204,066
Inventories (Textuals) [Abstract]
LIFO reserve, effect on income, net	7,100
Decrease in cost of goods sold from LIFO Inventory Liquidation		5,300	23,500
Decrease in LIFO expense from LIFO Inventory Liquidation		7,000	19,200
Increase in gross profit from LIFO Inventory Liquidation	$ 3,400	$ 12,300	$ 42,700

Goodwill and Intangibles (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Changes in the carrying amount of goodwill by reportable segment
Goodwill, ending balance	$ 83,080	$ 76,981
Service Center Based Distribution Segment [Member]
Changes in the carrying amount of goodwill by reportable segment
Goodwill, beginning balance	76,981	63,405
Goodwill acquired during the year	8,403	11,700
Other, primarily currency translation	(2,304)	1,876
Goodwill, ending balance	$ 83,080	$ 76,981

Goodwill and Intangibles 1 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Amortization details resulting from business combinations
Amount	$ 128,271	$ 123,366
Intangible assets gross excluding goodwill	129,561	124,656
Total finite lived Intangibles	44,721	35,105
Total Intangibles	83,550	88,261
Total Intangibles	84,840	89,551
Indefinite-Lived Trade Names [Member]
Amortization details resulting from business combinations
Indefinite - Lived Trade Names	1,290	1,290
Customer relationships [Member]
Amortization details resulting from business combinations
Amount	84,249	78,084
Total finite lived Intangibles	29,905	23,111
Total Intangibles	54,344	54,973
Trade names [Member]
Amortization details resulting from business combinations
Amount	25,677	25,944
Total finite lived Intangibles	7,428	5,666
Total Intangibles	18,249	20,278
Vendor relationships [Member]
Amortization details resulting from business combinations
Amount	13,605	14,211
Total finite lived Intangibles	4,500	3,696
Total Intangibles	9,105	10,515
Non-competition agreements [Member]
Amortization details resulting from business combinations
Amount	4,740	5,127
Total finite lived Intangibles	2,888	2,632
Total Intangibles	$ 1,852	$ 2,495

Goodwill and Intangibles Goodwill and Intangilbes 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012 Y
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 8,515
Weighted-Average Life (in years)	14
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	7,810
Weighted-Average Life (in years)	15
Trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	270
Weighted-Average Life (in years)	2
Non-competition agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 435
Weighted-Average Life (in years)	2

Goodwill and Intangibles Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Goodwill and Intangibles (Textuals) [Abstract]
Amortization of intangibles	$ 11,465	$ 11,382	$ 10,151
Amortization Expense for For 2013	11,200
Amortization Expense for For 2014	9,800
Amortization Expense for For 2015	8,900
Amortization Expense for For 2016	8,200
Amortization Expense for For 2017	7,600
Fluid Power Businesses Segment [Member]
Goodwill [Line Items]
Accumulated goodwill impairment losses	$ 36,605

Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Debt Instrument [Line Items]
Line of credit facility unsecured borrowings amount	$ 150,000
Line of credit facility, amount outstanding	6,854
Line of Credit Facility, Remaining Borrowing Capacity	143,146
Additional long-term financing under uncommitted shelf facility agreement amount	$ 100,000
Duration of additional long term financing	15 years
Ratio of consolidated income before interest, taxes, depreciation and amortization to net interest expense	300.00%
Minimum [Member]
Debt Instrument [Line Items]
Fees on credit facility	0.09%
Maximum [Member]
Debt Instrument [Line Items]
Fees on credit facility	0.18%

Fair Value Measurements (Details) (Level 1 [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Marketable securities	$ 10,322	$ 10,881

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Components of income before income taxes
U.S.	$ 137,667	$ 127,567	$ 91,932
Foreign	29,159	25,321	13,085
Income Before Income Taxes	$ 166,826	$ 152,888	$ 105,017

Income Taxes Income Taxes 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Current:
Federal	$ 36,178	$ 36,799	$ 28,342
State and local	5,522	6,208	4,123
Foreign	7,706	8,338	4,241
Total current	49,406	51,345	36,706
Deferred:
Federal	8,577	5,648	1,880
State and local	503	169	(311)
Foreign	(439)	(1,033)	839
Total deferred	8,641	4,784	2,408
Total	$ 58,047	$ 56,129	$ 39,114

Income Taxes 2 (Details)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Reconciliations of federal statutory income tax rate and Company's effective income tax rate:
Statutory income tax rate	35.00%	35.00%	35.00%
State and local taxes	2.50%	2.80%	2.20%
U.S. tax on foreign income, net	0.00%	1.80%	0.00%
Valuation allowance	0.00%	(0.60%)	0.80%
Foreign income taxes	(1.80%)	(1.00%)	0.50%
Deductible dividend	(0.50%)	(0.50%)	(0.70%)
Other, net	(0.40%)	(0.80%)	(0.60%)
Effective income tax rate	34.80%	36.70%	37.20%

Income Taxes 3 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets:
Compensation liabilities not currently deductible	$ 37,341	$ 36,746
Expenses and reserves not currently deductible	6,151	5,498
Goodwill and intangibles	6,518	9,075
Net operating loss carryforwards (expiring in years 2015-2026)	444	432
Foreign tax credits (expiring in years 2020 and 2021)	4,092	4,090
Other	480	677
Total deferred tax assets	55,026	56,518
Less: Valuation allowance	(157)	(158)
Deferred tax assets, net of valuation allowance	54,869	56,360
Deferred tax liabilities:
Inventories	(6,021)	(4,755)
Unremitted foreign earnings	(2,804)	(2,804)
Depreciation and differences in property bases	(11,602)	(2,062)
Total deferred tax liabilities	(20,427)	(9,621)
Net deferred tax assets	34,442	46,739
The net deferred tax asset is classified as follows:
Other current assets	12,189	5,510
Deferred tax assets (long-term)	26,424	43,447
Other liabilities	(4,171)	(2,218)
Net deferred tax assets	$ 34,442	$ 46,739

Income Taxes 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Reconciliation of the Company's total gross unrecognized income tax benefits
Unrecognized Income Tax Benefits at beginning of the year	$ 1,181	$ 1,842	$ 1,860
Current year tax positions	331	153	130
Prior year tax positions	398	50	46
Expirations of statutes of limitations	(371)	(273)	(194)
Settlements	0	(591)	0
Unrecognized Income Tax Benefits at end of year	$ 1,539	$ 1,181	$ 1,842

Income Taxes Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Taxes (Textuals) [Abstract]
Income tax benefits from exercise of non-qualified stock options and appreciation rights	$ 2,725	$ 6,003	$ 1,466
Incremental income tax benefits from vesting of stock awards and other stock compensation recorded in additional paid-in capital	970	401	1,026
Undistributed earnings of foreign subsidiaries on which no provision has been made for income taxes	79,800
Undistributed earnings of non US subsidiaries	13,600
Unremitted foreign earnings	2,804	2,804
Unrecognized income tax benefits that would affect the effective income tax rate	1,221	659	988
Interest and penalties related to unrecognized income tax benefits	(95)	(22)	22
Liability for penalties and interest	$ 430	$ 525

Shareholders' Equity OCI (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Accumulated Other Comprehensive Loss
Postemployment liability, net of income taxes of $(3,899) and $(6,990)	$ (6,229)	$ (11,212)
Foreign currency translation	1,718	16,189
Unrealized gains on investment securities available for sale, net of income taxes of $(32) and $48	(58)	82
Total accumulated other comprehensive income (loss)	(4,569)	5,059
Postretirement plans tax	(3,899)	(6,990)
Available for sale securities adjustment tax	(32)	48
Other comprehensive income (loss) [Abstract]
Foreign currency translation adjustment pre-tax amount	(14,471)	10,011	2,950
Foreign currency translation adjustment tax expense (benefit)	0	(264)	(32)
Foreign currency translation adjustment net amount	(14,471)	10,275	2,982
Actuarial loss on remeasure, pre-tax amount	(5,028)	(930)	(3,860)
Actuarial loss on remeasurement, tax expense (benefit)	(1,954)	(435)	(1,467)
Actuarial loss on remeasurement, net amount	(3,074)	(495)	(2,393)
Reclassification of actuarial losses and prior service cost into SD&A expense (included in net periodic pension costs) pre-tax amount	1,123	2,214	1,781
Reclassification of actuarial losses and prior service cost into SD&A expense (included in net periodic pension costs) tax expense (benefit)	432	850	677
Reclassification of actuarial losses and prior service cost into SD&A expense (included in net periodic pension costs) net amount	691	1,364	1,104
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, before Tax	8,860	0	0
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, Tax	3,411	0	0
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, Net of Tax	5,449	0	0
Reclassification of prior service cost into SD&A expense upon plan curtailment	3,117	0	0
DefinedBenefitPlanRecognizedNetGainLossDueToCurtailmentsTax	(1,200)	0	0
DefinedBenefitPlanRecognizedNetGainLossDueToCurtailmentsNetOfTax	1,917	0	0
Unrealized loss on investment securities available for sale pre-tax amount	(220)	(84)	(46)
Unrealized loss on investment securities available for sale tax expense (benefit)	(80)	(31)	(19)
Unrealized loss on investment securities available for sale net amount	(140)	(53)	(27)
Unrealized loss on cash flow hedges pre-tax amount	0	(266)	(1,103)
Unrealized loss on cash flow hedges tax expense (benefit)	0	(82)	(365)
Unrealized loss on cash flow hedges net amount	0	(184)	(738)
Reclassification of interest expense into income pre-tax amount	0	316	1,408
Reclassification of interest expense into income tax expense (benefit)	0	116	535
Reclassification of interest expense into income net amount	0	200	873
Other Comprehensive Income (Loss), before Tax	(6,619)	11,261	1,130
Other Comprehensive Income (Loss), Tax	3,009	154	(671)
Other comprehensive income (loss)	$ (9,628)	$ 11,107	$ 1,801

Shareholders' Equity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Computation of basic and diluted earnings per share
Net income	$ 108,779	$ 96,759	$ 65,903
Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,139	42,433	42,312
Dilutive effect of potential common shares	684	821	549
Weighted-average common shares outstanding for dilutive computation	42,823	43,254	42,861
Net Income Per Share - Basic	$ 2.58	$ 2.28	$ 1.56
Net Income Per Share - Diluted	$ 2.54	$ 2.24	$ 1.54

Shareholders' Equity Textuals (Details) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Shareholders' Equity (Textuals) [Abstract]
Common stock held as treasury shares restricted as (in shares)	596
Antidilutive Stock options and appreciation rights relating to the acquisition of shares of common stock not included in the computation of diluted earnings per share (in shares)	140	176	1,034

Share - Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Compensation costs charged to expense under award programs
Total compensation costs under award programs	$ 6,366	$ 5,631	$ 5,125
SARs and options [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	2,058	2,473	3,020
Performance shares [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	1,983	1,705	1,076
Restricted stock and Restricted Stock units [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	$ 2,325	$ 1,453	$ 1,029

Share - Based Compensation 1 (Details) (Stock Options and Stock Appreciation Rights [ Member], USD $)	12 Months Ended
	Jun. 30, 2012 Y	Jun. 30, 2011 Y	Jun. 30, 2010 Y
Stock Options and Stock Appreciation Rights [ Member]
Weighted-average assumptions used for SARs and stock option grants issued
Expected life, in years	5.6	5.1	5.5
Risk free interest rate	1.10%	1.60%	2.40%
Dividend yield	2.50%	2.50%	2.50%
Volatility	44.20%	46.20%	52.20%
Per share fair value of SAR's and stock options granted during the year	$ 9.88	$ 9.78	$ 8.45

Share - Based Compensation 2 (Details) (Stock Options and Stock Appreciation Rights [ Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Stock Options and Stock Appreciation Rights [ Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of year, Shares	1,804
Granted, Shares	246
Exercised, Shares	(802)
Forfeited, Shares	(20)
Outstanding, end of year, Shares	1,228
Exercisable at end of year, Shares	794
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of year, Weighted-Average Exercise Price	$ 22.68
Granted, Weighted-Average Exercise Price	$ 30.14
Exercised, Weighted-Average Exercise Price	$ 21.83
Forfeited, Weighted-Average Exercise Price	$ 25.94
Outstanding, end of year, Weighted-Average Exercise Price	$ 24.68
Exercisable at end of year, Weighted-Average Exercise Price	$ 23.37

Share - Based Compensation 3 (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Restricted stock and Restricted Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance, Shares	162
Granted, shares	135
Forfeitures	(31)
Vested, Shares	(15)
Ending Balance, Shares	251
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Beginning Balance, Weighted-Average Grant-Date Fair Value	$ 25.97
Granted, Weighted-Average Grant-Date Fair Value	$ 31.58
Forfeitures, Weighted Average Grant Date Fair Value	$ 27.3
Vested, Weighted-Average Grant- Date Fair Value	$ 31.42
Ending Balance, Weighted-Average Grant-Date Fair Value	$ 28.5
Performance shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance, Shares	222
Granted, shares	31
Forfeitures	(47)
Vested, Shares	(144)
Ending Balance, Shares	62
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Beginning Balance, Weighted-Average Grant-Date Fair Value	$ 23.23
Granted, Weighted-Average Grant-Date Fair Value	$ 28.34
Forfeitures, Weighted Average Grant Date Fair Value	$ 27.15
Vested, Weighted-Average Grant- Date Fair Value	$ 20.67
Ending Balance, Weighted-Average Grant-Date Fair Value	$ 28.8

Share - Based Compensation Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012 Y	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested Awards, total compensation cost not yet recognized	$ 7,434
Weighted-average remaining vesting period	2.1
Aggregate number of shares of common stock awarded under the 2007 Plan	2,000
Shares available for future grants	1,959
Compensation expense	6,366	5,631	5,125
Share-based compensation arrangement by share-based payment award, award vesting period		3 years
Restricted stock and Restricted Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested Awards, total compensation cost not yet recognized	3,670
Weighted-average remaining vesting period	2.1
Equity instruments other than options, nonvested, shares	251	162
Compensation expense	2,325	1,453	1,029
SARs and options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested Awards, total compensation cost not yet recognized	1,951
Weighted-average remaining vesting period	2.4
Weighted-average remaining contractual terms for SARs/stock options outstanding	6
Weighted-average remaining contractual terms for SARs/stock options exercisable	4.8
Aggregate intrinsic values of SARs and stock options outstanding	15,023
Aggregate intrinsic values of SARs/stock options exercisable	10,775
Aggregate intrinsic value of the SARs/stock options exercised	13,747	18,526	5,157
Total fair value of shares vested	4,266	2,645	2,673
Compensation expense	2,058	2,473	3,020
Performance shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested Awards, total compensation cost not yet recognized	1,812
Weighted-average remaining vesting period	1.7
Number of goal reaching periods		3
Equity instruments other than options, nonvested, shares	62	222
Performance shares, goal reaching period, tied to Company’s EBITDA		1 year
Compensation expense	1,983	1,705	1,076
Share-based compensation arrangement by share-based payment award, award vesting period	3 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	3 years
Long-Term Performance Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested Awards, total compensation cost not yet recognized		1,558
Compensation expense		$ 1,020	$ (231)
Share-based compensation arrangement by share-based payment award, award vesting period	3 years
Minimum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	1 year
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	4 years

Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Amounts recognized in the consolidated balance sheets:
Postemployment benefits	$ 39,750	$ 47,730
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	53,490	51,114
Service cost	289	460	574
Interest cost	2,047	2,232	2,911
Plan participants' contributions	0	0
Benefits paid	(4,144)	(1,856)
Amendments	150	151
Actuarial loss (gain) during year	4,179	1,389
Benefit obligation at end of year	47,151	53,490	51,114
Change in plan assets:
Fair value of plan assets at beginning of year	6,056	5,229
Actual (loss) gain on plan assets	(30)	984
Employer contributions	4,557	1,699
Fair value of plan assets at end of year	6,439	6,056	5,229
Funded status at end of year	(40,712)	(47,434)
Amounts recognized in the consolidated balance sheets:
Other current liabilities	6,018	4,151
Postemployment benefits	34,694	43,283
Net amount recognized	40,712	47,434
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	(10,112)	(15,012)
Prior service cost	(279)	(3,808)
Total amounts recognized in accumulated other comprehensive income (loss)	(10,391)	(18,820)
Defined Benefit Plan, Curtailments	(8,860)	0
Retiree Health Care Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	4,667	4,593
Service cost	30	39	52
Interest cost	237	235	259
Plan participants' contributions	47	37
Benefits paid	(256)	(227)
Amendments	0	0
Actuarial loss (gain) during year	423	(10)
Benefit obligation at end of year	5,148	4,667	4,593
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual (loss) gain on plan assets	0	0
Employer contributions	209	190
Fair value of plan assets at end of year	0	0	0
Funded status at end of year	(5,148)	(4,667)
Amounts recognized in the consolidated balance sheets:
Other current liabilities	220	220
Postemployment benefits	4,928	4,447
Net amount recognized	5,148	4,667
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	398	892
Prior service cost	(135)	(274)
Total amounts recognized in accumulated other comprehensive income (loss)	263	618
Defined Benefit Plan, Curtailments	$ 0	$ 0

Benefit Plans 1 (Details) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Pension Benefits [Member]
Information for pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets
Projected benefit obligations	$ 47,151	$ 53,490
Accumulated benefit obligations	47,151	43,528
Fair value of plan assets	$ 6,439	$ 6,056

Benefit Plans 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Net periodic costs
Reclassification of prior service cost into SD&A expense upon plan curtailment	$ 3,117	$ 0	$ 0
Pension Benefits [Member]
Net periodic costs
Service cost	289	460	574
Interest cost	2,047	2,232	2,911
Expected return on plan assets	(396)	(385)	(351)
Recognized net actuarial loss (gain)	644	1,449	924
Amortization of prior service cost	412	710	797
Reclassification of prior service cost into SD&A expense upon plan curtailment	3,117	0	0
Net periodic cost	6,113	4,466	4,855
Retiree Health Care Benefits [Member]
Net periodic costs
Service cost	30	39	52
Interest cost	237	235	259
Expected return on plan assets	0	0	0
Recognized net actuarial loss (gain)	(72)	(83)	(87)
Amortization of prior service cost	139	139	148
Reclassification of prior service cost into SD&A expense upon plan curtailment	0	0	0
Net periodic cost	$ 334	$ 330	$ 372

Benefit Plans 3 (Details)	Dec. 31, 2011	Jun. 30, 2012 Pension Benefits [Member]	Jun. 30, 2011 Pension Benefits [Member]	Jun. 30, 2012 Retiree Health Care Benefits [Member]	Jun. 30, 2011 Retiree Health Care Benefits [Member]
Assumptions used to determine benefit obligations at year-end:
Discount rate	3.50%	2.80%	4.50%	4.00%	5.50%
Rate of compensation increase			5.50%
Assumptions used to determine net periodic benefit cost:
Discount rate		3.50%	4.30%	5.50%	5.50%
Expected return on plan assets		7.50%	7.50%
Rate of compensation increase		5.50%	5.50%

Benefit Plans 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012
One-Percentage Point Change in Assumed Health Care Cost Trend Rates
Effect on total service and interest cost components of periodic expense (Increase)	$ 48
Effect on total service and interest cost components of periodic expense (Decrease)	(39)
Effect on postretirement benefit obligation (Increase)	854
Effect on postretirement benefit obligation (Decrease)	$ (701)

Benefit Plans 5 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2011 Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2011 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Debt Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2011 Debt Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Other Asset [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2011 Other Asset [Member] Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Asset Information
Equity securities Minimum	40.00%
Equity securities Maximum	70.00%
Debt Securities Minimum	20.00%
Debt Securities Maximum	50.00%
Other Minimum	0.00%
Other Maximum	20.00%
Target Allocation, Total	100.00%
Fair value of plan assets		$ 6,439	$ 6,056	$ 3,735	$ 3,876	$ 2,382	$ 1,756	$ 322	$ 424

Benefit Plans 6 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Pension Benefits [Member]
Estimated future benefit payments
2012	$ 6,200
2013	5,900
2014	5,700
2015	4,500
2016	1,700
2017 through 2021	15,200
Retiree Health Care Benefits [Member]
Estimated future benefit payments
2012	240
2013	240
2014	240
2015	240
2016	260
2017 through 2021	$ 1,420

Benefit Plans Textuals (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.50%
Actuarial Loss on Remeasurement of Postemployment Benefits, Net Of Tax	$ (302)
Actuarial Loss on Remeasurement of Postemployment Benefits, Gross	(492)
Other Comprehensive Income, Actuarial Loss on Remeasurement Of Postemployment Benefits, Tax	(190)
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, Net of Tax		(5,449)	0	0
Reclassification of prior service cost into SD&A expense upon plan curtailment		3,117	0	0
DefinedBenefitPlanRecognizedNetGainLossDueToCurtailmentsTax		1,200	0	0
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, before Tax		8,860	0	0
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, Tax		3,411	0	0
Benefit Plans (Textuals) [Abstract]
Percentage of defined contribution plan by plan participants		50.00%
Percentage of defined contribution plan		5.00%	5.00%	5.00%
Assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care benefits		7.50%	8.00%
Assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care 2018 rate		5.00%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		2.80%	4.50%
Reclassification of prior service cost into SD&A expense upon plan curtailment		3,117	0	0
Estimated net actuarial gain (loss)		735
Estimated prior service cost		83
Expected contribution to benefit plans in 2012		6,000
Retiree Health Care Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.00%	5.50%
Reclassification of prior service cost into SD&A expense upon plan curtailment		0	0	0
Estimated net actuarial gain (loss)		(53)
Estimated prior service cost		107
Expected contribution to benefit plans in 2012		240
KERP [Member]
Benefit Plans (Textuals) [Abstract]
Defined contribution plan cost		128
401(k) [Member]
Benefit Plans (Textuals) [Abstract]
Defined contribution plan cost		$ 10,866	$ 11,251	$ 4,891

Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Minimum Annual Rental Commitments Under Non Cancelable Operating Leases
2013	$ 23,500
2014	18,000
2015	14,300
2016	9,600
2017	5,100
Thereafter	11,100
Total minimum lease payments	81,600
Leases (Textuals) [Abstract]
Rental expenses of operating leases	$ 31,200	$ 31,400	$ 30,700

Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Segment financial information
Net Sales	$ 2,375,445	$ 2,212,849	$ 1,893,208
Operating income for reportable segments	168,395	150,763	110,050
Assets used in the business	962,183	914,931
Depreciation and amortization of property	11,236	11,234	11,465
Capital expenditures	26,021	20,431	7,216
Service Center Based Distribution Segment [Member]
Segment financial information
Net Sales	1,904,564	1,770,798	1,536,543
Operating income for reportable segments	135,240	115,798	77,029
Assets used in the business	731,915	700,486	690,970
Depreciation and amortization of property	9,403	9,152	9,336
Capital expenditures	24,339	19,392	6,389
Fluid Power Businesses [Member]
Segment financial information
Net Sales	470,881	442,051	356,665
Operating income for reportable segments	43,236	41,793	26,794
Assets used in the business	230,268	214,445	200,550
Depreciation and amortization of property	1,833	2,082	2,129
Capital expenditures	1,682	1,039	827
Reportable Segment [Member]
Segment financial information
Net Sales	2,375,445	2,212,849	1,893,208
Operating income for reportable segments	178,476	157,591	103,823
Assets used in the business	962,183	914,931	891,520
Depreciation and amortization of property	11,236	11,234	11,465
Capital expenditures	$ 26,021	$ 20,431	$ 7,216

Segment and Geographic Information 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	$ 168,395	$ 150,763	$ 110,050
Adjustments for:
Intangible amortization	11,465	11,382	10,151
Corporate and other income, net	(1,384)	(4,554)	(16,378)
Total operating income	168,395	150,763	110,050
Interest expense, net	(9)	1,668	5,458
Other Expense (Income), net	1,578	(3,793)	(425)
Income Before Income Taxes	166,826	152,888	105,017
Reportable Segment [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	178,476	157,591	103,823
Adjustments for:
Total operating income	178,476	157,591	103,823
Service Center Based Distribution Segment [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	135,240	115,798	77,029
Adjustments for:
Intangible amortization	3,834	3,384	1,890
Total operating income	135,240	115,798	77,029
Fluid Power Businesses [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	43,236	41,793	26,794
Adjustments for:
Intangible amortization	7,631	7,998	8,261
Total operating income	$ 43,236	$ 41,793	$ 26,794

Segment and Geographic Information 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Net sales by product category
Net Sales	$ 2,375,445	$ 2,212,849	$ 1,893,208
Industrial [Member]
Net sales by product category
Net Sales	1,680,926	1,559,859	1,357,206
Fluid Power [Member]
Net sales by product category
Net Sales	$ 694,519	$ 652,990	$ 536,002

Segment and Geographic Information 3 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	$ 2,375,445	$ 2,212,849	$ 1,893,208
Long-Lived Assets, Foreign countries	251,023	235,546
United States [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	2,009,317	1,891,700	1,644,237
Long-Lived Assets, Foreign countries	198,076	191,947
Canada [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	292,913	260,015	199,772
Long-Lived Assets, Foreign countries	42,624	29,893
Mexico [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	73,215	61,134	49,199
Long-Lived Assets, Foreign countries	$ 10,323	$ 13,706

Segment and Geographic Information Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Segment and Geographic Information (Textuals) [Abstract]
Sales primarily from businesses segment	$ 18,097	$ 17,665	$ 14,006
Segment Reporting Information [Line Items]
Reclassification of prior service cost into SD&A expense upon plan curtailment	3,117	0	0
Pension Benefits [Member]
Segment Reporting Information [Line Items]
Reclassification of prior service cost into SD&A expense upon plan curtailment	$ 3,117	$ 0	$ 0

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies (Textuals) [Abstract]
Duration of bonds	20 years
Cuyahoga County and the Cleveland Cuyahoga County Port Authority [Member]
Guarantor Obligations [Line Items]
Repayment Guarantee of taxable development revenue bond	4,400

Other Expense (Income), Net (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Other (income) expense, net
Unrealized (gain) loss on assets held in rabbi trust for a nonqualified deferred compensation plan		$ 36,000	$ (2,016,000)	$ (1,012,000)
Realized gain from life insurance policy	(1,722,000)	0	(1,722,000)	0
Foreign currency transaction (gains) losses		1,592,000	(541,000)	36,000
Unrealized loss (gain) on cross-currency swap		0	368,000	510,000
Other, net		(50,000)	118,000	41,000
Total other expense (income), net		1,578,000	(3,793,000)	(425,000)
Other (Income) Expense, Net (Textuals) [Abstract]
Benefits in life insurance policies acquired in 1998 acquisition		12,300,000
Net cash surrender value in life insurance policies acquired in 1998 acquisition		3,200,000
Realized gain from life insurance policy	$ (1,722,000)	$ 0	$ (1,722,000)	$ 0

Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 7,016		$ 6,379		$ 6,464
Additions charged to costs and expenses	3,915		2,029		2,508
Additions (Deductions) charged to other accounts	122	[1]	111	[1]	(95)	[1]
Deductions from reserves	2,721	[2]	1,503	[2]	2,498	[2]
Balance at end of period	$ 8,332		$ 7,016		$ 6,379

[1]	Amounts represent reserves for the return of merchandise by customers.
[2]	Amounts represent uncollectible accounts charged off.